UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	1/31/09

     The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Premier Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Premier Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund
Dreyfus Bond Market Index Fund
Dreyfus Disciplined Stock Fund
Dreyfus Money Market Reserves
Dreyfus AMT-Free Municipal Reserves
Dreyfus U.S. Treasury Reserves
Dreyfus Large Company Stock Fund
Dreyfus Small Cap Value Fund
Dreyfus Strategic Income Fund
Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Small Cap Value Fund
January 31, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Banks--12.0%
Bank of the Ozarks	17,200 a	390,268
Brookline Bancorp	33,400	322,978
Community Bank System	41,980	753,541
CVB Financial	96,082 a	863,777
Delphi Financial Group, Cl. A	29,100	441,447
Dime Community Bancshares	55,941	562,207
EZCORP, Cl. A	44,120 b	598,708
F.N.B.	16,180 a	127,984
First BanCorp/Puerto Rico	55,900	397,449
First Commonwealth Financial	68,871 a	660,473
First Financial Bankshares	15,100 a	670,289
FirstMerit	71,021	1,148,410
Glacier Bancorp	17,261 a	264,956
Hancock Holding	18,290	500,597
National Penn Bancshares	67,811 a	656,410
Old National Bancorp	73,161 a	931,340
Provident New York Bancorp	48,451	460,284
S&T Bancorp	37,650 a	957,439
Sterling Bancorp	35,510	391,320
Susquehanna Bancshares	40,861 a	449,471
SVB Financial Group	13,940 a,b	289,534
UMB Financial	27,920	1,081,621
Umpqua Holdings	20,430 a	200,214
Westamerica Bancorporation	15,080 a	644,368
Wilshire Bancorp	65,650	450,359
		14,215,444
Consumer Discretionary--11.6%
Aeropostale	23,690 a,b	500,096
ATC Technology	31,180 b	406,899
Blue Nile	14,000 a,b	283,080
Blyth	58,081	198,056
Buckle	40,100 a	848,115
Carter's	39,850 b	677,051
Cato, Cl. A	46,260	612,020
CEC Entertainment	17,220 b	401,915
Choice Hotels International	34,450 a	906,724
Columbia Sportswear	10,750 a	308,740
Corinthian Colleges	13,860 a,b	258,905
Cox Radio, Cl. A	58,081 a,b	293,309

Fossil	24,750 b	285,615
Genesco	9,670 a,b	148,918
Gymboree	17,220 b	421,890
Helen of Troy	31,180 b	326,455
Hot Topic	112,250 b	958,615
International Speedway, Cl. A	15,129	352,203
JAKKS Pacific	31,180 a,b	571,841
JoS. A. Bank Clothiers	14,000 a,b	384,440
Martha Stewart Living Omnimedia,
Cl. A	129,101 a,b	302,096
PetMed Express	54,050 a,b	780,482
Polaris Industries	24,810 a	527,709
Pool	17,200	272,620
RCN	47,330 b	174,174
Rent-A-Center	44,141 a,b	655,494
Steven Madden	18,290 b	317,880
Timberland, Cl. A	59,201 b	650,619
Tractor Supply	12,900 a,b	434,859
Wolverine World Wide	27,920 a	506,469
		13,767,289
Consumer Staples--4.1%
Andersons	34,390	563,652
Bare Escentuals	102,201 b	370,990
Casey's General Stores	14,000	297,500
Chiquita Brands International	49,471 a,b	691,605
Cracker Barrel Old Country Store	10,750	188,877
Del Monte Foods	96,850	645,021
Elizabeth Arden	46,260 b	269,696
Flowers Foods	14,000	300,860
Fresh Del Monte Produce	18,250 b	439,825
Hain Celestial Group	15,100 b	229,822
Nu Skin Enterprises, Cl. A	71,021	673,989
Universal	4,250	129,965
		4,801,802
Energy--2.9%
Gulf Island Fabrication	23,690	298,257
Holly	30,160	704,839
Lufkin Industries	9,750	340,762
Parker Drilling	75,301 a,b	159,638
Rosetta Resources	43,000 b	261,010
Stone Energy	27,920 b	239,554
Swift Energy	49,471 a,b	757,896
Unit	12,900 b	321,726
VAALCO Energy	52,750 b	396,153
		3,479,835
Financial--23.2%

American Campus Communities	17,200	367,564
American Equity Investment Life
Holding	64,551 a	431,846
American Physicians Capital	10,750 a	457,090
Amerisafe	36,630 b	686,080
AmTrust Financial Services	48,450	397,774
Aspen Insurance Holdings	22,071	487,769
BioMed Realty Trust	49,471 a	546,160
Cedar Shopping Centers	79,631 a	488,138
Chemical Financial	16,500	376,200
Corporate Office Properties Trust	24,800 a	654,224
Douglas Emmett	32,300	300,390
Employers Holdings	33,350	451,559
Entertainment Properties Trust	18,290	414,268
Equity Lifestyle Properties	10,750	405,597
Extra Space Storage	87,121	706,551
First Cash Financial Services	10,750 b	180,815
First Industrial Realty Trust	29,050 a	158,032
First Niagara Financial Group	91,451	1,194,350
FPIC Insurance Group	10,800 b	420,444
Greenhill & Co.	10,750 a	698,965
Highwoods Properties	24,810 a	559,714
Infinity Property & Casualty	18,250	700,800
IPC Holdings	12,900	331,014
Knight Capital Group, Cl. A	79,591 a,b	1,435,026
Lexington Realty Trust	48,431	214,549
MainSource Financial Group	24,750	241,807
Medical Properties Trust	58,080 a	264,264
National Retail Properties	57,061 a	823,390
Omega Healthcare Investors	50,591 a	740,146
optionsXpress Holdings	38,770	422,205
Pennsylvania Real Estate
Investment Trust	40,860 a	181,010
Penson Worldwide	21,551 b	128,875
Piper Jaffray	10,750 b	308,632
Platinum Underwriters Holdings	24,810	689,966
Potlatch	23,650	595,743
ProAssurance	26,900 a,b	1,271,294
Prospect Capital	35,550	385,006
Provident Financial Services	63,431	693,301
Realty Income	36,630 a	705,860
Safety Insurance Group	26,900	942,038
Saul Centers	10,750	351,525
Selective Insurance Group	45,240	694,434
Senior Housing Properties Trust	72,061	1,165,947
Stifel Financial	16,200 b	567,648

SWS Group	44,120	646,358
Taubman Centers	22,650	449,602
U-Store-It Trust	59,201	222,004
Validus Holdings	20,450	466,669
Waddell & Reed Financial, Cl. A	30,160	425,859
World Acceptance	17,220 b	329,763
Zenith National Insurance	27,920 a	782,877
		27,561,142
Health Care--5.1%
AMERIGROUP	22,570 b	631,283
Analogic	7,490	187,250
Centene	43,000 b	762,390
CONMED	15,100 b	236,315
Cross Country Healthcare	44,100 a,b	330,309
CV Therapeutics	17,181 b	268,883
HEALTHSOUTH	34,450 a,b	342,433
HealthSpring	38,770 a,b	675,373
ICU Medical	11,780 b	359,408
Invacare	38,770	738,956
Landauer	7,550	517,779
MedCath	35,510 b	223,358
Questcor Pharmaceuticals	46,300 b	298,635
ViroPharma	39,791 a,b	477,492
		6,049,864
Industrial--15.8%
Aaon	13,300	240,996
Acuity Brands	18,290 a	491,452
American Reprographics	33,370 a,b	202,890
Ameron International	10,750	535,887
Apogee Enterprises	35,510	363,977
Applied Industrial Technologies	39,790 a	628,284
Arkansas Best	43,220 a	1,010,916
AZZ	11,820 a,b	264,768
Brady, Cl. A	9,750	203,970
Brink's	18,250	482,348
Ceradyne	33,370 b	761,503
Columbus McKinnon	46,260 b	588,427
Comfort Systems USA	94,711	968,894
Deluxe	44,100	508,473
Ducommun	21,550 a	408,157
Dycom Industries	67,811 b	461,793
EMCOR Group	48,371 a,b	995,959
Encore Wire	38,791 a	640,439
Gibraltar Industries	29,040 a	297,079
Granite Construction	16,200 a	570,564
HEICO	24,810 a	980,739

Herman Miller	44,120	484,879
Insteel Industries	31,180	240,086
Kelly Services, Cl. A	34,450	312,117
Knoll	33,370 a	227,583
Korn/Ferry International	57,061 a,b	536,373
Layne Christensen	17,220 b	271,732
MPS Group	101,181 b	612,145
Mueller Industries	29,040	584,285
Pacer International	44,120	379,432
Regal-Beloit	26,900 a	913,524
Republic Airways Holdings	29,100 b	238,329
Robbins & Myers	14,020	242,406
TrueBlue	58,100 b	493,850
United Stationers	11,800 b	330,518
Universal Forest Products	15,100 a	317,100
Watsco	16,200 a	535,410
Watson Wyatt Worldwide, Cl. A	8,600	399,900
		18,727,184
Information Technology--12.2%
Advanced Energy Industries	29,021 b	260,609
Amkor Technology	32,287 b	74,906
Arris Group	113,001 a,b	804,567
Avocent	16,160 a,b	231,896
Benchmark Electronics	52,771 b	619,532
Brightpoint	88,241 b	412,968
Checkpoint Systems	32,300 b	289,085
CTS	43,000	221,020
Emulex	51,611 a,b	294,699
Entegris	116,311 b	161,672
Harmonic	131,241 b	675,891
Heartland Payment Systems	33,370 a	302,666
InfoSpace	53,059 b	425,003
Interwoven	35,500 a,b	559,835
Ixia	79,631 a,b	423,637
Methode Electronics	50,591	233,730
Micrel	58,081 a	441,416
MicroStrategy, Cl. A	9,730 a,b	376,551
MKS Instruments	36,630 b	514,652
Molex	43,000	574,910
NETGEAR	40,860 b	454,363
OSI Systems	29,040 b	424,855
Park Electrochemical	18,250 a	320,288
Perot Systems, Cl. A	38,770 a,b	503,622
Plantronics	49,471	502,131
QLogic	49,471 a,b	560,012
Rofin-Sinar Technologies	11,850 b	200,147

Rogers	14,000 b	343,000
Sigma Designs	38,770 a,b	396,229
Silicon Laboratories	22,650 b	521,630
SonicWALL	35,500 a,b	124,960
TIBCO Software	168,992 b	904,107
United Online	131,241	803,195
Vignette	44,120 b	307,516
Zoran	39,800 a,b	236,412
		14,501,712
Materials--4.3%
Ashland	36,630	293,773
Carpenter Technology	32,340	533,610
Compass Minerals International	7,550	454,284
Ferro	32,300	127,908
Greif, Cl. A	24,810	750,751
Koppers Holdings	25,780 a	417,636
NewMarket	6,500 a	204,750
Olin	49,471 a	695,068
Rock-Tenn, Cl. A	6,490	202,293
Schnitzer Steel Industries, Cl. A	10,800 a	424,116
Schulman (A.)	64,911 a	983,402
		5,087,591
Telecommunication Services--.2%
Cincinnati Bell	177,550 a,b	246,795
Utilities--7.8%
Atmos Energy	6,330	155,402
Avista	37,650	716,856
CH Energy Group	8,450	427,401
Cleco	36,630 a	836,996
El Paso Electric	19,370 a	320,380
Laclede Group	20,430	927,318
New Jersey Resources	23,180 a	929,286
Nicor	37,650 a	1,288,007
Northwest Natural Gas	9,690 a	416,089
Portland General Electric	50,550	983,198
Southwest Gas	32,990	849,822
WGL Holdings	45,161 a	1,449,668
		9,300,423
Total Common Stocks
(cost $176,279,758)		117,739,081

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $599,000)	599,000 [c]	599,000

Investment of Cash Collateral for
Securities Loaned--22.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $26,063,549)	26,063,549 [c]	26,063,549
Total Investments (cost $202,942,307)	121.7%	144,401,630
Liabilities, Less Cash and Receivables	(21.7%)	(25,752,228)
Net Assets	100.0%	118,649,402

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $24,239,999 and the total market value of the collateral held by the fund is $26,063,549.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $202,942,307. Net unrealized depreciation on investments was $58,540,677 of which $2,648,083 related to appreciated investment securities and $61,188,760 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	144,401,630		0
Level 2 - Other Significant Observable Inputs	0		0
Level 3 - Significant Unobservable Inputs	0		0
Total	144,401,630		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2009 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Consumer Discretionary--20.2%
Estee Lauder, Cl. A	20,500	538,125
McDonald's	62,000	3,597,240
McGraw-Hill	57,000	1,253,430
News, Cl. A	118,000	754,020
Philip Morris International	129,000	4,792,350
Procter & Gamble	77,000	4,196,500
		15,131,665
Consumer Staples--24.9%
Altria Group	129,000	2,133,660
Coca-Cola	114,000	4,870,080
Kraft Foods, Cl. A	15,271	428,352
Nestle, ADR	115,750	3,987,587
PepsiCo	61,400	3,084,122
Wal-Mart Stores	27,000	1,272,240
Walgreen	100,000	2,741,000
Whole Foods Market	19,000 a	194,750
		18,711,791
Energy--20.7%
Chevron	58,000	4,090,160
ConocoPhillips	60,000	2,851,800
Exxon Mobil	86,512	6,616,438
Patriot Coal	2,400 b	12,312
Peabody Energy	12,000	300,000
Total, ADR	24,000	1,194,720
Transocean	9,444 b	515,831
		15,581,261
Financial--1.7%
Bank of America	78,896	519,136
JPMorgan Chase & Co.	30,000	765,300
		1,284,436

Health Care--12.1%
Abbott Laboratories	70,000	3,880,800
Johnson & Johnson	74,500	4,297,905
Merck & Co.	18,000	513,900
Novo Nordisk, ADR	7,000	371,910
		9,064,515
Industrial--6.4%
Caterpillar	20,000	617,000
Emerson Electric	40,000	1,308,000
General Dynamics	10,000	567,300
General Electric	110,000	1,334,300
United Technologies	20,000	959,800
		4,786,400
Information Technology--11.2%
Apple	15,000 b	1,351,950
Automatic Data Processing	25,000	908,250
Cisco Systems	55,000 b	823,350
Intel	200,000	2,580,000
Microsoft	80,000	1,368,000
QUALCOMM	20,500	708,275
Texas Instruments	45,000	672,750
		8,412,575
Materials--1.7%
Freeport-McMoRan Copper & Gold	8,000	201,120
Praxair	15,000	933,900
Rio Tinto, ADR	2,000 a	173,500
		1,308,520
Total Common Stocks
(cost $76,190,050)		74,281,163

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $605,000)	605,000 [c]	605,000
Investment of Cash Collateral for
Securities Loaned--.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $355,410)	355,410 [c]	355,410
Total Investments (cost $77,150,460)	100.2%	75,241,573
Liabilities, Less Cash and Receivables	(.2%)	(147,297)
Net Assets	100.0%	75,094,276

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $331,425 and the total market value of the collateral held by the fund is $355,410.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2009 , the aggregate cost of investment securities for income tax purposes was $77,150,460. Net unrealized depreciation on investments was $1,908,887 of which $17,168,273 related to appreciated investment securities and $19,077,160 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	71,253,986		0
Level 2 - Other Significant Observable Inputs	3,987,587		0
Level 3 - Significant Unobservable Inputs	0		0
Total	75,241,573		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Basic S&P 500 Stock Index Fund
January 31, 2009 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)
Consumer Discretionary--8.3%
Abercrombie & Fitch, Cl. A	8,367 a	149,351
Amazon.com	30,876 b	1,816,126
Apollo Group, Cl. A	10,399 a,b	847,103
AutoNation	10,522 a,b	97,644
AutoZone	3,688 a,b	490,098
Bed Bath & Beyond	24,751 a,b	574,966
Best Buy	33,021 a	925,248
Big Lots	7,809 a,b	105,031
Black & Decker	5,856 a	169,297
Carnival	41,699	758,505
CBS, Cl. B	65,058	372,132
Centex	11,525	98,078
Coach	31,482 b	459,637
Colgate-Palmolive	48,513	3,155,286
Comcast, Cl. A	276,804	4,055,179
D.R. Horton	26,291 a	156,694
Darden Restaurants	13,390 a	351,086
DIRECTV Group	52,543 a,b	1,150,692
Eastman Kodak	27,492 a	124,539
Expedia	19,949 b	178,145
Family Dollar Stores	13,358 a	370,952
Ford Motor	229,058 a,b	428,338
Fortune Brands	14,704	470,528
GameStop, Cl. A	15,607 b	386,741
Gannett	22,201 a	128,100
Gap	44,696	504,171
General Motors	58,311 a	175,516
Genuine Parts	15,655	501,273
Goodyear Tire & Rubber	23,265 a,b	143,545
H & R Block	32,499	673,704
Harley-Davidson	22,578 a	275,000
Harman International Industries	5,777	92,952
Hasbro	11,956 a	288,498
Home Depot	162,852	3,506,204
International Game Technology	29,558	313,315
Interpublic Group of Cos.	44,953 b	149,693
J.C. Penney	21,191	354,949
Johnson Controls	56,681	709,079
Jones Apparel Group	8,231 a	28,479

KB Home	7,436 a	79,342
Kohl's	29,286 b	1,075,089
Leggett & Platt	15,877 a	198,304
Lennar, Cl. A	13,364 a	102,769
Limited Brands	26,161	207,195
Lowe's Cos.	140,768	2,571,831
Macy's	40,143	359,280
Marriott International, Cl. A	28,969 a	472,484
Mattel	34,705	492,464
McDonald's	107,118	6,214,986
McGraw-Hill	30,677	674,587
Meredith	3,505 a	55,975
New York Times, Cl. A	11,410 a	56,708
Newell Rubbermaid	26,456	213,764
News, Cl. A	219,995	1,405,768
NIKE, Cl. B	37,548	1,699,047
Nordstrom	15,423 a	195,718
Office Depot	25,851 b	55,838
Omnicom Group	29,919	774,603
Polo Ralph Lauren	5,526 a	226,732
Pulte Homes	20,593 a	209,019
RadioShack	12,526	143,548
Scripps Networks Interactive, Cl.
A	8,596	184,556
Sears Holdings	5,592 a,b	228,825
Sherwin-Williams	9,439 a	450,712
Snap-On	5,529	166,865
Stanley Works	7,511 a	234,794
Staples	68,467	1,091,364
Starbucks	69,873 b	659,601
Starwood Hotels & Resorts Worldwide	17,834 a	269,650
Target	72,291	2,255,479
Tiffany & Co.	12,034 a	249,705
Time Warner	343,703	3,206,749
TJX Cos.	40,533	787,151
VF	8,373	469,055
Viacom, Cl. B	59,039 b	870,825
Walt Disney	178,278	3,686,789
Washington Post, Cl. B	538	210,121
Whirlpool	7,184 a	240,161
Wyndham Worldwide	16,898 a	103,585
Wynn Resorts	5,888 a,b	177,111
Yum! Brands	44,495	1,273,447
		59,837,470
Consumer Staples--11.8%

Altria Group	198,082	3,276,276
Archer-Daniels-Midland	61,474	1,683,158
Avon Products	40,774	833,828
Brown-Forman, Cl. B	9,454	429,306
Campbell Soup	19,821	601,964
Clorox	13,102	657,065
Coca-Cola	190,838	8,152,599
Coca-Cola Enterprises	30,334	340,651
ConAgra Foods	43,463	743,217
Constellation Brands, Cl. A	18,621 b	270,377
Costco Wholesale	41,391	1,863,837
CVS Caremark	137,947	3,708,015
Dean Foods	14,386 a,b	278,225
Dr. Pepper Snapple Group	24,365 b	400,804
Estee Lauder, Cl. A	10,841 a	284,576
General Mills	32,011	1,893,451
H.J. Heinz	30,121	1,099,416
Hershey	16,169 a	602,780
J.M. Smucker	11,295	509,969
Kellogg	24,258	1,059,832
Kimberly-Clark	39,997	2,058,646
Kraft Foods, Cl. A	141,221	3,961,249
Kroger	63,168	1,421,280
Lorillard	16,177	961,884
McCormick & Co.	12,253	392,586
Molson Coors Brewing, Cl. B	14,451	581,942
Pepsi Bottling Group	12,925	249,323
PepsiCo	149,428	7,505,768
Philip Morris International	194,425	7,222,889
Procter & Gamble	286,915	15,636,868
Reynolds American	16,342	623,938
Safeway	41,815	896,095
Sara Lee	67,461	676,634
SUPERVALU	20,272	355,571
SYSCO	57,394	1,279,312
Tyson Foods, Cl. A	28,837	255,207
Wal-Mart Stores	214,866	10,124,486
Walgreen	94,620	2,593,534
Whole Foods Market	13,368 a	137,022
		85,623,580
Energy--13.5%
Anadarko Petroleum	44,147	1,621,961
Apache	32,138	2,410,350
Baker Hughes	29,419	980,241
BJ Services	28,049	308,539
Cabot Oil & Gas	9,875	271,464

Cameron International	20,687 a,b	479,111
Chesapeake Energy	51,876 a	820,160
Chevron	195,251	13,769,101
ConocoPhillips	143,278	6,810,003
Consol Energy	17,451	475,714
Devon Energy	42,602	2,624,283
El Paso	67,267 a	550,244
ENSCO International	13,817	378,033
EOG Resources	23,960	1,623,769
Exxon Mobil	490,143	37,486,137
Halliburton	85,797	1,479,998
Hess	27,229	1,514,205
Marathon Oil	67,600	1,840,748
Massey Energy	7,800	118,404
Murphy Oil	18,123	800,674
Nabors Industries	26,878 b	294,314
National Oilwell Varco	39,662 b	1,048,663
Noble	25,658	696,615
Noble Energy	16,445	804,654
Occidental Petroleum	77,845	4,246,445
Peabody Energy	25,937	648,425
Pioneer Natural Resources	11,476 a	168,009
Range Resources	14,917	534,625
Rowan	10,757	136,184
Schlumberger	115,137	4,698,741
Smith International	20,633	468,369
Southwestern Energy	32,685 b	1,034,480
Spectra Energy	58,811	853,348
Sunoco	11,151 a	516,514
Tesoro	13,139	226,385
Valero Energy	49,651	1,197,582
Weatherford International	64,922 b	716,090
Williams	55,826	789,938
XTO Energy	55,385	2,054,230
		97,496,750
Financial--10.2%
Aflac	44,821	1,040,295
Allstate	51,550	1,117,088
American Capital	19,591 a	56,030
American Express	110,644	1,851,074
American International Group	237,205 a	303,622
Ameriprise Financial	21,223	427,643
AON	25,558	946,924
Apartment Investment & Management,
Cl. A	11,982 a	106,522
Assurant	11,391	300,722

AvalonBay Communities	7,365 a	381,581
Bank of America	614,159	4,041,166
Bank of New York Mellon	110,213	2,836,883
BB & T	53,037 a	1,049,602
Boston Properties	11,449	495,742
Capital One Financial	37,583 a	595,315
CB Richard Ellis Group, Cl. A	21,083 b	75,899
Charles Schwab	89,819	1,220,640
Chubb	34,210	1,456,662
Cincinnati Financial	15,583	341,735
CIT Group	26,987	75,294
Citigroup	523,442	1,858,219
CME Group	6,428	1,117,893
Comerica	14,468	241,037
Developers Diversified Realty	11,418 a	54,806
Discover Financial Services	45,752	327,127
E*TRADE FINANCIAL	44,762 a,b	51,029
Equity Residential	25,818	617,825
Federated Investors, Cl. B	8,490	165,725
Fifth Third Bancorp	54,917 a	131,252
First Horizon National	18,918 a	180,099
Franklin Resources	14,557	704,850
Genworth Financial, Cl. A	41,134	95,431
Goldman Sachs Group	42,470	3,428,603
Hartford Financial Services Group	29,037	382,127
HCP	24,140	563,428
Health Care REIT	9,934	375,605
Host Hotels & Resorts	50,054	269,291
Hudson City Bancorp	49,923	579,107
Huntington Bancshares	35,070 a	101,002
IntercontinentalExchange	6,758 b	384,733
Invesco	36,900	435,051
Janus Capital Group	13,979 a	73,390
JPMorgan Chase & Co.	358,588	9,147,580
KeyCorp	46,637	339,517
Kimco Realty	21,924	315,267
Legg Mason	13,565	217,854
Leucadia National	16,908 a,b	269,175
Lincoln National	24,758	374,589
Loews	34,567	843,435
M & T Bank	7,362 a	286,455
Marsh & McLennan Cos.	48,849	944,251
Marshall & Ilsley	25,198	143,881
MBIA	20,686 a,b	79,848
MetLife	76,209 a	2,189,485
Moody's	19,401 a	415,569

Morgan Stanley	102,136 a	2,066,211
Nasdaq OMX Group	13,036 a,b	284,446
Northern Trust	21,222	1,220,689
NYSE Euronext	25,517	561,374
People's United Financial	33,205	543,234
Plum Creek Timber	16,483 a	507,182
PNC Financial Services Group	41,290	1,342,751
Principal Financial Group	24,706	409,873
Progressive	64,742	786,615
ProLogis	25,039 b	250,640
Prudential Financial	40,793	1,050,420
Public Storage	12,025	743,987
Regions Financial	67,048 a	231,986
Simon Property Group	21,470 a	922,781
SLM	44,947 b	514,643
State Street	41,468	964,960
SunTrust Banks	33,636	412,377
T. Rowe Price Group	24,810 a	684,260
Torchmark	8,206	246,180
Travelers Cos.	56,201	2,171,607
U.S. Bancorp	168,534	2,501,045
Unum Group	31,902	451,732
Vornado Realty Trust	12,953 a	658,142
Wells Fargo & Co.	405,387	7,661,814
XL Capital, Cl. A	29,936 a	86,814
Zions Bancorporation	11,026 a	164,508
		73,865,246
Health Care--15.1%
Abbott Laboratories	149,059	8,263,831
Aetna	44,368	1,375,408
Allergan	29,388	1,120,271
AmerisourceBergen	15,378	558,529
Amgen	101,814 b	5,584,498
Baxter International	59,620	3,496,713
Becton, Dickinson & Co.	23,309	1,693,865
Biogen Idec	27,983 b	1,361,373
Boston Scientific	143,958 b	1,276,907
Bristol-Myers Squibb	190,150	4,071,111
C.R. Bard	9,489 a	811,974
Cardinal Health	34,083	1,283,225
Celgene	43,998 b	2,329,694
Cephalon	6,509 a,b	502,365
CIGNA	26,822	465,630
Coventry Health Care	14,504 b	219,446
Covidien	48,348	1,853,662
DaVita	10,125 b	475,875

Dentsply International	14,229	382,902
Eli Lilly & Co.	95,910	3,531,406
Express Scripts	23,976 b	1,288,950
Forest Laboratories	29,113 b	728,990
Genzyme	25,972 b	1,789,990
Gilead Sciences	88,123 b	4,474,005
Hospira	15,304 b	381,070
Humana	16,313 b	618,752
Intuitive Surgical	3,683 a,b	380,196
Johnson & Johnson	266,629	15,381,827
King Pharmaceuticals	23,646 a,b	206,666
Laboratory Corp. of America
Holdings	10,610 a,b	628,112
Life Technologies	16,513 a,b	420,421
McKesson	26,489	1,170,814
Medco Health Solutions	47,891 b	2,151,743
Medtronic	107,496	3,600,041
Merck & Co.	203,204	5,801,474
Millipore	5,248 b	289,480
Mylan	29,123 a,b	329,964
Patterson Cos.	8,680 b	159,625
PerkinElmer	11,332	143,010
Pfizer	647,827	9,445,318
Quest Diagnostics	15,193	749,775
Schering-Plough	156,114	2,741,362
St. Jude Medical	33,025 b	1,201,119
Stryker	23,314	984,783
Tenet Healthcare	45,575 b	48,765
Thermo Fisher Scientific	39,945 b	1,435,224
UnitedHealth Group	116,119	3,289,651
Varian Medical Systems	12,056 b	447,639
Waters	9,545 a,b	345,243
Watson Pharmaceuticals	9,961 b	271,736
WellPoint	48,952 b	2,029,060
Wyeth	127,899	5,495,820
Zimmer Holdings	21,617 b	786,859
		109,876,169
Industrial--10.1%
3M	66,611	3,583,006
Avery Dennison	10,232	247,921
Boeing	70,453 a	2,980,866
Burlington Northern Santa Fe	26,953	1,785,636
C.H. Robinson Worldwide	16,280 a	748,554
Caterpillar	57,998	1,789,238
Cintas	12,494	284,238
Cooper Industries, Cl. A	16,629	447,486

CSX	37,947	1,098,945
Cummins	19,295	462,694
Danaher	24,814 a	1,387,847
Deere & Co.	41,149	1,429,516
Dover	18,060	510,737
Dun & Bradstreet	5,161	392,236
Eaton	15,710	691,554
Emerson Electric	73,747	2,411,527
Equifax	12,385	306,157
Expeditors International
Washington	20,346	565,822
Fastenal	12,267 a	419,286
FedEx	29,883	1,522,240
Flowserve	5,503	293,365
Fluor	17,411	677,288
General Dynamics	37,487	2,126,638
General Electric	1,009,153	12,241,026
Goodrich	12,045	465,660
Honeywell International	69,833	2,291,221
Illinois Tool Works	37,985	1,240,590
Ingersoll-Rand, Cl. A	30,352	492,006
Iron Mountain	17,259 a,b	353,119
ITT	17,337	785,019
Jacobs Engineering Group	11,668 b	451,202
L-3 Communications Holdings	11,495	908,335
Lockheed Martin	32,010	2,626,100
Manitowoc	12,372	68,046
Masco	34,767	271,878
Monster Worldwide	11,893 b	109,535
Norfolk Southern	35,925	1,378,083
Northrop Grumman	31,451	1,513,422
Paccar	34,905 a	921,143
Pall	11,423	297,798
Parker Hannifin	15,524	593,172
Pitney Bowes	19,701	438,544
Precision Castparts	13,343	866,628
R.R. Donnelley & Sons	20,293	198,060
Raytheon	39,817	2,015,537
Republic Services	30,722	794,471
Robert Half International	15,150 a	256,793
Rockwell Automation	14,011	364,846
Rockwell Collins	15,331	577,672
Ryder System	5,478 a	185,047
Southwest Airlines	69,908	491,453
Stericycle	8,177 b	400,019
Textron	23,805	214,959

Tyco International	46,046	967,887
Union Pacific	48,693	2,132,266
United Parcel Service, Cl. B	95,654	4,064,338
United Technologies	91,373	4,384,990
W.W. Grainger	6,198 a	452,144
Waste Management	46,886 a	1,462,374
		73,438,180
Information Technology--15.4%
Adobe Systems	50,801 b	980,967
Advanced Micro Devices	57,790 a,b	126,560
Affiliated Computer Services, Cl.
A	9,210 b	422,371
Agilent Technologies	33,723 b	609,712
Akamai Technologies	16,224 b	218,700
Altera	28,637	440,437
Amphenol, Cl. A	16,955	443,373
Analog Devices	27,719	553,826
Apple	85,399 b	7,697,012
Applied Materials	129,479	1,213,218
Autodesk	21,402 b	354,417
Automatic Data Processing	48,842	1,774,430
BMC Software	18,232 b	461,817
Broadcom, Cl. A	42,596 b	675,147
CA	37,281	670,685
Ciena	8,457 a,b	52,772
Cisco Systems	562,694 b	8,423,529
Citrix Systems	17,504 b	368,284
Cognizant Technology Solutions,
Cl. A	27,854 a,b	521,705
Computer Sciences	14,453 b	532,449
Compuware	24,452 b	158,938
Convergys	11,801 b	88,862
Corning	150,446	1,521,009
Dell	167,201 b	1,588,410
eBay	103,168 b	1,240,079
Electronic Arts	30,397 b	469,330
EMC	197,447 b	2,179,815
Fidelity National Information
Services	18,166	289,021
Fiserv	15,781 b	501,047
FLIR Systems	13,299 a,b	332,076
Google, Cl. A	22,980 b	7,779,419
Harris	12,879	557,532
Hewlett-Packard	235,566	8,185,919
IMS Health	17,374	252,270
Intel	534,540	6,895,566

International Business Machines	129,108	11,832,748
Intuit	30,676 b	694,811
Jabil Circuit	19,955	116,138
JDS Uniphase	20,748 b	75,315
Juniper Networks	50,816 b	719,555
KLA-Tencor	16,221	325,069
Lexmark International, Cl. A	7,478 a,b	177,079
Linear Technology	21,383 a	500,790
LSI	61,305 a,b	194,950
MasterCard, Cl. A	6,970 a	946,387
McAfee	14,658 b	446,922
MEMC Electronic Materials	21,843 b	297,065
Microchip Technology	17,669 a	335,181
Micron Technology	72,851 a,b	271,006
Microsoft	735,169	12,571,390
Molex	13,584	181,618
Motorola	215,422	954,319
National Semiconductor	18,877	191,413
NetApp	31,832 b	472,069
Novell	33,473 b	123,850
Novellus Systems	9,814 b	135,335
NVIDIA	53,123 b	422,328
Oracle	376,324 b	6,333,533
Paychex	30,640	744,246
QLogic	12,996 a,b	147,115
QUALCOMM	159,028	5,494,417
Salesforce.com	9,983 b	265,648
SanDisk	21,814 a,b	249,334
Sun Microsystems	74,663 b	310,598
Symantec	80,218 b	1,229,742
Tellabs	37,952 b	156,742
Teradata	17,357 b	227,897
Teradyne	16,198 b	77,912
Texas Instruments	124,664	1,863,727
Total System Services	18,948	239,882
Tyco Electronics	44,063	623,932
VeriSign	18,613 a,b	359,417
Western Union	68,865	940,696
Xerox	83,367	553,557
Xilinx	26,954	454,175
Yahoo!	132,675 b	1,556,278
		112,394,890
Materials--2.9%
Air Products & Chemicals	20,149	1,013,495
AK Steel Holding	10,800 a	87,156
Alcoa	77,831	606,303

Allegheny Technologies	9,688 a	214,008
Ball	9,476	363,310
Bemis	9,786	220,870
CF Industries Holdings	5,382	252,954
Dow Chemical	88,838	1,029,632
E.I. du Pont de Nemours & Co.	86,650	1,989,484
Eastman Chemical	7,290 a	189,176
Ecolab	16,152	548,522
Freeport-McMoRan Copper & Gold	36,627	920,803
International Flavors & Fragrances	7,701	220,403
International Paper	40,949	373,455
MeadWestvaco	16,596	193,177
Monsanto	52,630	4,003,038
Newmont Mining	46,520	1,850,566
Nucor	29,947	1,221,538
Owens-Illinois	15,996 b	303,924
Pactiv	12,627 b	272,996
PPG Industries	15,536	583,843
Praxair	29,897	1,861,387
Rohm & Haas	12,008	662,722
Sealed Air	15,280	207,044
Sigma-Aldrich	12,338 a	445,155
Titanium Metals	9,443 a	66,573
United States Steel	11,272	338,498
Vulcan Materials	10,439 a	516,313
Weyerhaeuser	20,185	551,858
		21,108,203
Telecommunication Services--3.6%

American Tower, Cl. A	37,877 b	1,149,188
AT & T	566,193	13,939,672
CenturyTel	10,096 a	274,005
Embarq	14,106 a	503,866
Frontier Communications	31,281 a	253,689
Qwest Communications International	140,272 a	451,676
Sprint Nextel	272,292 b	661,670
Verizon Communications	272,892	8,151,284
Windstream	42,702	370,653
		25,755,703
Utilities--4.4%
AES	64,164 b	507,537
Allegheny Energy	16,054	533,635
Ameren	20,012	665,399
American Electric Power	38,344	1,202,084
CenterPoint Energy	31,786	425,297
CMS Energy	21,578 a	253,542
Consolidated Edison	26,043 a	1,061,252
Constellation Energy Group	17,056	448,573
Dominion Resources	55,816 a	1,963,607
DTE Energy	15,554	536,613
Duke Energy	120,806 a	1,830,211
Dynergy, Cl. A	48,495 b	102,324
Edison International	31,127	1,013,806
Entergy	18,288 a	1,396,472
Equitable Resources	12,528	428,833
Exelon	63,190	3,426,162
FirstEnergy	29,144	1,456,909
FPL Group	38,974	2,009,110
Integrys Energy	7,311	305,234
Nicor	4,304	147,240
NiSource	26,553	257,033
Pepco Holdings	20,685	368,400
PG & E	34,646 a	1,339,761
Pinnacle West Capital	9,580	320,643
PPL	35,640	1,092,722
Progress Energy	24,957	966,335
Public Service Enterprise Group	48,564	1,533,165
Questar	16,555	562,539
SCANA	11,256	385,968
Sempra Energy	23,447	1,027,916
Southern	74,386 a	2,488,212
TECO Energy	20,473 a	245,881
Wisconsin Energy	11,211	499,786
Xcel Energy	43,064	794,961
		31,597,162

Total Common Stocks
(cost $886,145,724)	690,993,353

	Principal
Short-Term Investments--1.0%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.01%, 3/19/09	20,000 [c]	19,996
0.18%, 6/18/09	7,375,000 [c]	7,367,839
Total Short-Term Investments
(cost $7,390,008)		7,387,835

Other Investment--3.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,285,000)	25,285,000 [d]	25,285,000
Investment of Cash Collateral for
Securities Loaned--5.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $42,765,968)	42,765,968 [d]	42,765,968

Total Investments (cost $961,586,700)	105.7%	766,432,156
Liabilities, Less Cash and Receivables	(5.7%)	(41,627,522)
Net Assets	100.0%	724,804,634

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $39,781,100 and the total market value of the collateral held by the fund is $42,765,968.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $961,586,700.

Net unrealized depreciation on investments was $195,154,544 of which $114,145,397 related to appreciated investment securities and $309,299,941 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES January 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2009 ($)
Financial Futures Long
Standard & Poor's Midcap 400 E-mini

722	29,692,250	March 2009	(2,281,157)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	759,044,321	(2,281,157)
Level 2 - Other Significant Observable Inputs	7,387,835	-
Level 3 - Significant Unobservable Inputs	0	-
Total	766,432,156	(2,281,157)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Reserves
January 31, 2009 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.4%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--2.0%
Macon Trust Various Certificates
(Spanish Fort Redevelopment
Authority - Spanish Fort Town
Center) (Liquidity Facility;
Bank of America and LOC; Bank
of America)		0.58	2/7/09	5,000,000 a,b	5,000,000

Colorado--1.2%
Solaris Metropolitan District
Number 1, Property Tax Revenue
(LOC; Key Bank)		1.03	2/7/09	3,000,000 a	3,000,000

Connecticut--.1%
Old Saybrook,
GO Notes, BAN		2.50	7/7/09	200,000	200,838

Florida--15.4%
Bay Medical Center Board of
Trustees, HR (Bay Medical
Center Project) (LOC; Regions
Bank)		1.40	2/7/09	9,945,000 a	9,945,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue		4.50	6/1/09	11,500,000	11,536,741
Citizens Property Insurance
Corporation, High-Risk Senior
Secured Revenue, Refunding		5.00	3/1/09	1,000,000	1,000,726
Escambia County Health Facilities
Authority, Healthcare
Facilities Revenue, Refunding
(Azalea Trace, Inc. Obligated
Group) (LOC; Bank of America)		0.75	2/1/09	2,340,000 a	2,340,000
Florida, State Board of Education,

Public Education Capital
Outlay GO Notes	5.00	6/1/09	100,000	100,870
Florida, State Board of Education,
Public Education Capital
Outlay GO Notes, Refunding	4.00	6/1/09	1,000,000	1,006,310
Hillsborough County Industrial
Development Authority, IDR,
Refunding (Leslie Controls,
Inc. Project) (LOC; SunTrust
Bank)	0.74	2/7/09	3,535,000 a	3,535,000
Hillsborough County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.67	2/1/09	4,500,000 a	4,500,000
Lee County Educational Facilities
Authority, Educational
Facilities Revenue
(International College
Foundation, Inc. Project)
(LOC; SunTrust Bank)	0.64	2/7/09	1,625,000 a	1,625,000
Pasco County Educational
Facilities Authority, Revenue
(Saint Leo University Project)
(LOC; Amsouth Bank)	0.78	2/7/09	995,000 a	995,000
South Broward Hospital District,
HR, Refunding (South Broward
Hospital District Obligated
Group)	4.00	5/1/09	1,580,000	1,586,428

Georgia--1.5%
Gainesville and Hall County
Development Authority, Senior
Living Facility Revenue
(Lanier Village Estates, Inc.
Project) (LOC; Allied Irish
Banks)	0.85	2/1/09	3,745,000 a	3,745,000

Illinois--1.8%
Chicago O'Hare International
Airport, Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.80	2/7/09	3,435,000 a,b	3,435,000
Illinois

GO Notes	5.25	6/1/09	125,000	126,209
Illinois Finance Authority,
Revenue, Refunding (Bradley
University) (LOC; Northern
Trust Company)	2.00	4/1/09	1,000,000	1,000,000

Kansas--4.0%
Junction City,
GO Temporary Notes	4.50	6/1/09	9,870,000	9,893,592

Kentucky--1.3%
Jefferson County,
Retirement Home Revenue
(Nazareth Literary and
Benevolent Institution
Project) (LOC; Fifth Third
Bank)	3.00	2/7/09	3,185,000 a	3,185,000

Louisiana--1.6%
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Price
LeBlanc Facility, L.C.
Project) (LOC; Regions Bank)	0.78	2/7/09	4,000,000 a	4,000,000

Maine--.9%
Maine Finance Authority,
Revenue (Kents Hill School
Issue) (LOC; Allied Irish
Banks)	1.00	2/7/09	2,300,000 a	2,300,000

Maryland--2.6%
Frederick County,
Revenue (Homewood Inc.
Facility) (LOC; M&T Bank)	0.51	2/7/09	6,500,000 a	6,500,000

Massachusetts--6.5%
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue) (Insured;

Assured Guaranty and Liquidity
Facility; JPMorgan Chase Bank)	0.80	2/7/09	3,645,000 a	3,645,000
Massachusetts Development Finance
Agency, Revenue (Wilbraham and
Monson Academy Issue) (LOC;
Fifth Third Bank)	1.80	2/7/09	1,500,000 a	1,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	2.25	5/14/09	10,000,000	10,000,000
Woods Hole Martha's Vineyard and
Nantucket Steamship Authority,
Steamship Revenue	4.00	3/1/09	1,020,000	1,021,542

Michigan--.2%
Kalamazoo Hospital Finance
Authority, HR, Refunding
(Bronson Methodist Hospital)
(Insured; FSA)	2.65	5/15/09	600,000	600,000

Minnesota--1.6%
Puttable Floating Option Tax
Exempt Receipts (Saint Paul
Port Authority, MFHR
(Burlington Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.64	2/7/09	4,080,000 a,b	4,080,000

New Hampshire--1.2%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue)	3.00	3/26/09	1,150,000	1,150,000
New Hampshire Higher Educational
and Health Facilities
Authority, Revenue (Hunt
Community Issue) (LOC; Bank of
America)	0.95	2/7/09	1,900,000 a	1,900,000

New Jersey--18.8%
New Jersey Economic Development
Authority, School Facilities

Construction Revenue,
Refunding (LOC; Dexia Credit
Locale)	2.50	2/7/09	10,000,000 a	10,000,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(AtlantiCare Regional Medical
Center) (LOC; Wachovia Bank)	0.55	2/7/09	4,835,000 a	4,835,000
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Assistance Corporation I, LLC
Project) (LOC; Wachovia Bank)	0.55	2/7/09	260,000 a	260,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.75	2/7/09	5,800,000 a	5,800,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	2.75	2/7/09	8,100,000 a	8,100,000
Newark,
GO Notes, BAN (General
Improvement)	2.50	4/15/09	10,000,000	10,009,341
Puttable Floating Option Tax
Exempt Receipts (Tobacco
Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds) (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill lynch Capital Services)	1.56	2/7/09	7,400,000 a,b	7,400,000

New York--3.6%
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	2.00	2/7/09	1,000,000 a	1,000,000
New York City,
GO Notes (LOC; Bank of America)	0.65	2/1/09	8,000,000 a	8,000,000

North Carolina--.0%
North Carolina,
Public Improvement GO Notes	5.25	3/1/09	105,000	105,258

Ohio--6.9%
Blue Ash,
EDR (Ursuline Academy of
Cincinnati Project) (LOC;
Fifth Third Bank)	1.15	2/7/09	5,100,000 a	5,100,000
Montgomery County,
Revenue, CP (Miami Valley
Hospital)	2.00	2/18/09	12,000,000	12,000,000

Oklahoma--2.4%
Tulsa County Industrial Authority,
Capital Improvements Revenue
(Liquidity Facility; Bank of
America)	2.75	2/17/09	5,890,000	5,890,000

Pennsylvania--14.5%
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	0.60	2/7/09	8,500,000 a	8,500,000
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	0.76	2/7/09	2,275,000 a	2,275,000
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	4.23	2/7/09	3,290,000 a	3,290,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	0.58	2/7/09	6,985,000 a	6,985,000
Lancaster Industrial Development
Authority, Revenue (Student
Lodging, Inc. Project) (LOC;
Fulton Bank)	0.61	2/7/09	5,410,000 a	5,410,000
Lancaster Municipal Authority,

Revenue (Garden Spot Village
Project) (LOC; Fulton Bank)	0.75	2/7/09	950,000 a	950,000
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
(Adult Communities Total
Services Retirement Life
Communities, Inc. Obligated
Group) (LOC; Bank of America)	0.80	2/1/09	1,600,000 a	1,600,000
Pennsylvania Economic Development
Financing Authority, EDR
(Homewood Retirement Centers
Project) (LOC; M&T Bank)	0.56	2/7/09	3,600,000 a	3,600,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (LOC;
Allied Irish Banks)	0.73	2/7/09	190,000 a	190,000
Southcentral Pennsylvania General
Authority, Revenue (York
County Cerebral Palsy Home,
Inc. Project) (LOC; Fulton
Bank)	0.61	2/7/09	3,200,000 a	3,200,000

Tennessee--3.8%
Springfield Health and Educational
Facilities Board, Revenue,
Refunding (NorthCrest Medical
Center Project) (LOC; Regions
Bank)	0.68	2/7/09	9,520,000 a	9,520,000

Texas--2.6%
Collin County Housing Finance
Corporation, Multifamily
Revenue (Carpenter-Oxford
Development Housing)
(Liquidity Facility; FHLMC and
LOC; FHLMC)	0.64	2/7/09	5,000,000 a,b	5,000,000
Texas Transportation Commission,
GO Mobility Fund Bonds
(Liquidity Facility; JPMorgan
Chase Bank)	0.46	2/7/09	1,500,000 a,b	1,500,000

Washington--1.7%
Washington Health Care Facilities
Authority, Revenue (Seattle
Cancer Care Alliance) (LOC;
Key Bank)	0.85	2/7/09	4,145,000 a	4,145,000

Wisconsin--.1%
Green Bay/Brown County
Professional Football Stadium
District, Sales Tax Revenue
(Lambeau Field Renovation
Project)	4.25	2/1/09	200,000	200,000

Wyoming--3.1%
Sweetwater County,
HR (Memorial Hospital Project)
(LOC; Key Bank)	1.05	2/7/09	7,750,000 a	7,750,000

Total Investments (cost $247,067,855)			99.4%	247,067,855
Cash and Receivables (Net)			.6%	1,369,191
Net Assets			100.0%	248,437,046

a	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009. these securities amounted to $26,415,000 or 10.6% of net assets.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	247,067,855
Level 3 - Significant Unobservable Inputs	0
Total	247,067,855

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves
January 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--8.4%	Principal Amount ($)	Value ($)
Bank of America N.A.
1.80%, 2/10/09	25,000,000	25,000,000
State Street Bank and Trust Co.
0.55%, 4/14/09	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $50,000,000)		50,000,000
Commercial Paper--59.7%
ABN-AMRO North America Finance Inc.
2.00%, 3/11/09	25,000,000	24,947,486
Allied Irish Banks N.A. Inc.
2.16%, 3/13/09	25,000,000 a	24,940,278
Barclays U.S. Funding Corp.
3.18%, 2/20/09	20,000,000	19,966,972
BNP Paribas Finance Inc.
1.34%, 3/16/09	25,000,000	24,960,135
CAFCO LLC
1.00%, 5/4/09	25,000,000 a	24,936,111
Calyon NA Inc.
1.61%, 3/16/09	25,000,000	24,952,222
CIESCO LLC
1.00%, 5/4/09	25,000,000 a	24,936,111
Citigroup Funding Inc.
2.30%, 2/10/09	15,000,000	14,991,412
Gemini Securitization Corp., LLC
0.48%, 4/14/09	25,000,000 a	24,976,250
General Electric Co.
0.27%, 2/2/09	20,000,000	19,999,850
Gotham Funding Corp.
0.70%, 4/27/09	25,000,000 a	24,958,681
Picaros Funding LLC
1.30%, 4/13/09	25,000,000 a	24,935,903

Ranger Funding Company, LLC
0.67%, 5/1/09	25,000,000 a	24,958,590
Societe Generale N.A. Inc.
1.39%, 3/17/09	25,000,000	24,957,528
Thames Asset Global Securitization No. 1 Inc.
1.96%, 2/17/09	15,000,000 a	14,987,000
Working Capital Management Co. L.P.
2.77%, 2/6/09	10,000,000 a	9,996,181
Total Commercial Paper
(cost $354,400,710)		354,400,710
U.S. Government Agency--8.4%
Federal Home Loan Bank
2.19%, 3/11/09
(cost $50,000,000)	50,000,000 [b]	50,000,000
Time Deposits--4.0%
Compass Bank (Grand Cayman)
0.13%, 2/2/09	9,000,000	9,000,000
U.S. Bank NA (Grand Cayman)
0.13%, 2/2/09	15,000,000	15,000,000
Total Time Deposits
(cost $24,000,000)		24,000,000
Repurchase Agreement--19.4%
Greenwich Capital Markets
0.27%, dated 1/30/09, due 2/2/09 in the amount of
$115,002,588 (fully collateralized by $8,616,000 U.S.
Treasury Bills, due 2/26/09-1/14/10, value $8,605,621
and $101,083,900 U.S. Treasury Notes, 3.125%, due
8/31/13, value $108,696,684)
(cost $115,000,000)	115,000,000	115,000,000
Total Investments (cost $593,400,710)	99.9%	593,400,710
Cash and Receivables (Net)	.1%	474,004
Net Assets	100.0%	593,874,714

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $199,625,105 or 33.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	593,400,710
Level 3 - Significant Unobservable Inputs	0
Total	593,400,710

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves
January 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--33.4%	of Purchase (%)	Amount ($)	Value ($)
3/5/09	1.87	75,000,000	74,876,533
5/28/09	0.48	50,000,000	49,922,667
7/2/09	0.40	100,000,000	99,832,222
Total U.S. Treasury Bills
(cost $224,631,422)			224,631,422

U.S. Treasury Note--3.8%
5/15/09
(cost $25,335,060)	0.16	25,000,000	25,335,060

Repurchase Agreements--62.8%
Citigroup Global Markets Holdings Inc.
dated 1/30/09, due 2/2/09 in the amount of
$125,002,604 (fully collateralized by $86,464,600
U.S. Treasury Bonds, 8.125%, due 8/15/21, value
$127,500,041)	0.25	125,000,000	125,000,000
Goldman, Sachs & Co.
dated 1/30/09, due 2/2/09 in the amount of
$47,700,477 (fully collateralized by $42,625,000 U.S.
Treasury Notes, 2.375%-3.375%, due 1/15/12-1/15/17,
value $48,654,019)	0.12	47,700,000	47,700,000
Greenwich Capital Markets
dated 1/30/09, due 2/2/09 in the amount of
$125,002,500 (fully collateralized by $112,120,000
U.S. Treasury Notes, 4.50%, due 5/15/17, value
$127,500,338)	0.24	125,000,000	125,000,000
JP Morgan Chase & Co.
dated 1/30/09, due 2/2/09 in the amount of
$125,002,500 (fully collateralized by $124,026,100
Treasury Inflation Protected Securities, .875%-4.25%,

due 1/15/10-4/15/32, value $127,503,737)	0.24	125,000,000	125,000,000
Total Repurchase Agreements
(cost $422,700,000)			422,700,000
Total Investments (cost $672,666,482)		100.0%	672,666,482
Liabilities, Less Cash and Receivables		(.0%)	(81,143)
Net Assets		100.0%	672,585,339

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	672,666,482
Level 3 - Significant Unobservable Inputs	0
Total	672,666,482

STATEMENT OF INVESTMENTS
Dreyfus Strategic Income Fund
January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--91.6%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.2%
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	60,000	45,300
Aerospace & Defense--.5%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	115,000	108,387
Agricultural--.9%
Altria Group,
Gtd. Notes	9.70	11/10/18	75,000	82,205
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	115,000	115,277
				197,482
Asset-Backed Ctfs./Auto Receivables--4.6%
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A3	4.87	12/6/10	6,093	6,017
Americredit Automobile Receivables
Trust, Ser. 2007-AX, Cl. A3	5.19	11/6/11	62,616	61,473
Americredit Automobile Receivables
Trust, Ser. 2006-BG, Cl. A3	5.21	10/6/11	53,565	52,377
Americredit Prime Automobile
Receivables Trust,
Ser. 2007-1, Cl. E	6.96	3/8/16	296,493 a	170,483
Capital One Auto Finance Trust,
Ser. 2006-C, Cl. A3A	5.07	7/15/11	36,406	35,457
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A2A	5.29	5/17/10	215	215
Capital One Auto Finance Trust,
Ser. 2006-A, Cl. A3	5.33	11/15/10	864	863
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. D	6.89	5/15/13	625,000 a	386,024
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	250,000 a	142,779
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	250,000 a	162,983
Triad Auto Receivables Owner
Trust, Ser. 2006-C, Cl. A3	5.26	11/14/11	42,071	40,790
				1,059,461
Asset-Backed Ctfs./Credit Cards--.2%
American Express Credit Account

Master Trust, Ser. 2007-1,
Cl. C		0.60	9/15/14	100,000 a,b	37,791
Asset-Backed Ctfs./Home Equity Loans--.5%
Accredited Mortgage Loan Trust,
Ser. 2006-1, Cl. A3		0.57	4/25/36	105,000 b	71,947
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2		0.65	11/25/35	56,597 b	47,791
					119,738
Automotive, Trucks & Parts--.1%
Goodyear Tire & Rubber,
Gtd. Notes		6.32	12/1/09	35,000 b	33,950
Banks--10.0%
BAC Capital Trust XIV,
Bank Gtd. Notes		5.63	12/31/49	240,000 b	103,209
Bank of America,
Jr. Sub. Bonds		8.00	12/29/49	70,000 b	37,122
Barclays Bank,
Jr. Sub. Bonds		5.93	9/29/49	100,000 a,b	43,023
Capital One Financial,
Sr. Unscd. Notes		2.47	9/10/09	225,000 b	215,539
Chevy Chase Bank,
Sub. Notes		6.88	12/1/13	80,000	66,000
KFW,
Gov't Gtd. Notes	TRY	17.75	4/24/09	725,000 c	442,964
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	TRY	17.50	3/30/10	975,000 c	612,761
Royal Bank of Scotland Group,
Jr. Sub. Bonds		6.99	10/29/49	135,000 a,b	37,828
Sovereign Bancorp,
Sr. Unscd. Notes		1.73	3/23/10	160,000 b	144,991
Sumitomo Mitsui Banking,
Sub. Notes		5.63	7/29/49	135,000 a,b	100,399
SunTrust Preferred Capital I,
Bank Gtd. Notes		5.85	12/31/49	230,000 b	119,667
USB Capital IX,
Gtd. Notes		6.19	4/15/49	450,000 b	189,076
Wachovia,
Sr. Unscd. Notes		5.75	2/1/18	175,000	172,525
					2,285,104
Building & Construction--.2%
Masco,
Sr. Unscd. Notes		2.40	3/12/10	45,000 b	40,061
Chemicals--.4%
E.I. Du Pont De Nemours,
Sr. Unscd. Notes		6.00	7/15/18	100,000	102,789

Commercial & Professional Services--1.2%
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	20,000 b	10,900
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	150,000	132,686
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	6.13	1/15/17	110,000	83,741
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	60,000 a	39,086
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	30,000 a	17,758
				284,171
Commercial Mortgage Pass-Through Ctfs.--3.9%
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.75	4/25/34	35,766 a,b	26,099
Bayview Commercial Asset Trust,
Ser. 2006-3A, Cl. B3	2.99	10/25/36	369,584 a,b	135,822
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	125,000 a	109,375
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	125,000 b	104,130
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A3	4.65	4/10/40	55,000	52,869
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.48	3/6/20	100,000 a,b	61,035
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.73	3/6/20	335,000 a,b	201,000
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LD11, Cl. K	5.82	6/15/49	1,040,000 a,b	53,750
SBA CMBS Trust,
Ser. 2005-1A, Cl. C	5.73	11/15/35	25,000 a	15,572
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	65,000 a	44,850
Wachovia Bank Commercial Mortgage
Trust, Ser. 2003-C5, Cl. A2	3.99	6/15/35	90,000	76,798
				881,300
Diversified Financial Services--12.0%
Ace INA Holdings,
Gtd. Notes	5.80	3/15/18	150,000	140,771
Ameriprise Financial,

Jr. Sub. Notes	7.52	6/1/66	150,000 b	81,060
Capmark Financial Group,
Gtd. Notes	5.88	5/10/12	355,000	134,857
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	295,000	270,103
Citigroup,
Sr. Sub. Bonds	6.00	10/31/33	5,000	3,534
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	30,000	29,815
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	5/29/49	30,000 b	10,957
Fresenius US Finance II,
Sr. Unscd. Notes	9.00	7/15/15	5,000 a	5,050
Goldman Sachs Capital II,
Gtd. Bonds	5.79	12/29/49	180,000 b	64,678
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	50,000	38,108
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	170,000 a	92,650
International Lease Finance,
Sr. Unscd. Notes	6.38	3/25/13	75,000	55,069
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	55,000 a	51,016
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	220,000	167,528
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	55,000	54,242
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	115,000	97,175
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	340,000	251,600
Lincoln National,
Jr. Sub. Bonds	6.05	4/20/67	130,000 b	58,575
Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	95,000	93,003
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	210,000	204,337
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	125,000 a	119,747
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	140,000	134,558
Pacific Life Global Funding,
Notes	5.15	4/15/13	55,000 a	51,293
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	135,000 a	116,022

Prudential Finance,
Sr. Unscd. Notes	5.70	12/14/36	150,000	107,683
SLM,
Sr. Unscd. Notes, Ser. A	4.50	7/26/10	250,000	232,555
UCI Holdco,
Sr. Unscd. Notes	10.00	12/15/13	62,236 b	7,157
WEA Finance,
Sr. Notes	7.13	4/15/18	55,000 a	44,043
Willis North America,
Gtd. Notes	6.20	3/28/17	20,000	13,839
				2,731,025
Electric Utilities--7.9%
AES,
Sr. Unscd. Notes	7.75	10/15/15	250,000	235,625
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	60,000	62,724
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	200,000	193,000
Electricite De France,
Notes	6.95	1/26/39	55,000 a	56,890
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	350,000 a	310,977
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	460,000	365,700
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	105,000	104,779
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	255,000	235,565
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	35,000	31,387
Nevada Power,
Mortgage Notes	6.50	8/1/18	40,000	39,088
Nisource Finance,
Gtd. Notes	6.40	3/15/18	85,000	60,119
Pacific Gas & Electric,
Sr. Unscd. Notes	6.35	2/15/38	95,000	100,862
				1,796,716
Environmental Control--.8%
Allied Waste North America,
Sr. Scd. Notes	7.25	3/15/15	15,000	14,738
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	85,000	79,411
Waste Management,
Gtd. Notes	7.75	5/15/32	100,000	88,274
				182,423

Food & Beverages--2.3%
Anheuser-Busch InBev Worldwide,
Gtd. Notes		8.20	1/15/39	105,000 a	106,106
Bottling Group,
Sr. Unscd. Notes		5.13	1/15/19	25,000	25,311
Delhaize Group,
Sr. Unscd. Notes		6.50	6/15/17	85,000	83,570
Kraft Foods,
Sr. Unscd. Notes		6.13	2/1/18	45,000	45,966
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	60,000	60,150
Kroger,
Gtd. Notes		6.15	1/15/20	50,000	49,860
Safeway,
Sr. Unscd. Notes		6.35	8/15/17	50,000	50,603
Stater Brothers Holdings,
Gtd. Notes		8.13	6/15/12	115,000	114,425
					535,991
Foreign/Governmental--5.1%
Federal Republic of Brazil,
Notes		7.88	3/7/15	95,000	104,975
Federal Republic of Brazil,
Unsub. Bonds	BRL	12.50	1/5/16	250,000 c	113,147
Mexican Bonos,
Bonds, Ser. MI10	MXN	9.50	12/18/14	2,600,000 c	197,914
Republic of Peru,
Sr. Unscd. Bonds		9.88	2/6/15	210,000	247,275
Republic of South Africa,
Sr. Unscd. Notes		5.88	5/30/22	250,000	227,706
Russian Federation,
Sr. Unscd. Bonds		7.50	3/31/30	245,000 b	229,048
United Mexican States,
Sr. Unscd. Notes		5.63	1/15/17	52,000	50,804
					1,170,869
Health Care--2.9%
Biomet,
Gtd. Notes		11.63	10/15/17	55,000	51,425
Davita,
Gtd. Notes		6.63	3/15/13	115,000	111,837
HCA,
Sr. Unscd. Notes		6.75	7/15/13	150,000	109,125
HCA,
Sr. Unscd. Notes		7.88	2/1/11	29,000	27,623
HCA,
Sr. Unscd. Notes		8.75	9/1/10	170,000	167,875

Teva Pharmaceuticals Finance,
Gtd. Notes	5.55	2/1/16	50,000	50,232
UnitedHealth Group,
Sr. Unscd. Notes	5.50	11/15/12	90,000	90,207
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	55,000	52,412
				660,736
Lodging & Entertainment--.3%
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	115,000	57,500
Machinery--.6%
Case New Holland,
Gtd. Notes	7.13	3/1/14	182,000	132,860
Manufacturing--1.1%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	200,000 a	163,000
Siemens Financieringsmaatschappij,
Gtd. Notes	5.75	10/17/16	100,000 a	99,261
				262,261
Media--6.4%
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	125,000 a	105,861
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	260,000 b	252,200
Comcast,
Gtd. Notes	1.46	7/14/09	225,000 b	222,031
CSC Holdings,
Sr. Notes	8.50	4/15/14	15,000 a	14,812
Echostar DBS,
Gtd. Notes	7.13	2/1/16	250,000	231,250
News America,
Gtd. Notes	6.15	3/1/37	345,000	301,384
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	250,000	223,252
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	40,000	39,130
Time Warner,
Gtd. Notes	2.41	11/13/09	85,000 b	83,061
				1,472,981
Mining--.3%
Alcoa,
Sr. Unscd. Notes	6.00	7/15/13	20,000	17,128
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	60,000	52,833
				69,961

Office And Business Equipment--.7%
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	110,000	116,790
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	25,000	23,199
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	30,000	27,243
				167,232
Oil & Gas Exploration--1.8%
Anadarko Petroleum,
Sr. Unscd. Notes	2.40	9/15/09	180,000 b	176,840
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	250,000	230,000
				406,840
Packaging & Containers--1.8%
Crown Americas,
Gtd. Notes	7.63	11/15/13	115,000	115,575
Crown Americas,
Gtd. Notes	7.75	11/15/15	110,000	111,650
Owens Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	200,000	189,000
				416,225
Paper & Paper Related--.6%
Georgia-Pacific,
Sr. Unscd. Notes	8.13	5/15/11	135,000	130,950
NewPage,
Gtd. Notes	12.00	5/1/13	55,000	13,475
				144,425
Pipelines--1.3%
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	250,000	230,000
Trans-Canada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	55,000	57,414
				287,414
Real Estate Investment Trusts--2.3%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	150,000	110,419
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	50,000	37,121
Host Hotels & Resorts,
Gtd. Notes	7.13	11/1/13	105,000	91,350
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	190,000	135,653
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	50,000	26,271

Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	140,000	117,989
				518,803
Retail--.7%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	165,000 a	145,612
Staples,
Sr. Unscd. Notes	9.75	1/15/14	10,000	10,646
				156,258
State/Territory Gen Oblg--.6%
California,
GO (Insured; AMBAC)	3.50	10/1/27	65,000	46,270
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	6/15/17	15,000 d	16,819
Clark County School District,
Limited Tax GO (Insured; FSA)	5.50	6/15/18	10,000 d	11,213
Clark County,
GO (Bond Bank) (Insured; MBIA,
Inc.)	5.25	6/1/20	15,000 d	17,173
Cypress-Fairbanks Independent
School District, GO, Ser. A
(Schoolhouse) (Insured;
PSF-GTD)	5.25	2/15/22	10,000 d	10,491
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	20,000	14,649
Williamson County,
Combination Tax and Revenue
Certificates of Obligation
(Insured; FSA)	6.00	8/15/14	5,000 d	5,393
Wisconsin,
GO (Insured; MBIA. Inc.)	5.00	5/1/15	15,000 d	17,163
				139,171
Telecommunications--3.9%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	100,000	99,998
AT & T,
Sr. Unscd. Notes	6.55	2/15/39	55,000	54,977
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	50,000	48,062
Intelsat Subsidiary Holding,
Sr. Unscd. Notes	8.88	1/15/15	40,000 a	35,400
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	55,000	44,275

Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	22,505
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	30,000	28,085
Telefonica Emisiones,
Gtd. Notes	1.83	6/19/09	85,000 b	84,196
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	105,000	97,714
Time Warner,
Gtd. Notes	5.88	11/15/16	225,000	212,960
Verizon Communications,
Sr. Unscd. Notes	6.10	4/15/18	125,000	127,017
Verizon Communications,
Sr. Unscd. Notes	8.95	3/1/39	30,000	37,063
				892,252
U.S. Government Agencies/Mortgage-Backed--5.9%
Federal Home Loan Mortgage Corp.
4.50%, 2/1/39			260,000 e	261,543
Federal National Mortgage Association:
4.50%, 6/1/38 - 2/1/39			700,470 e	706,079
5.50%, 5/1/38 - 6/1/38			369,614 e	378,710
				1,346,332

U.	S. Government Securities--9.6%
U.	S. Treasury Bonds

5.00%, 5/15/37	40,000	49,313
U.S. Treasury Inflation Protected
Securities, Notes, 2.00%, 1/15/14	216,270 f	215,256
U.S. Treasury Notes:
3.50%, 5/31/13	727,000	785,161
4.75%, 8/15/17	180,000	206,438
4.88%, 4/30/11	666,000	724,483
U.S. Treasury Strip
0.00%, 2/15/36	545,000	205,898
		2,186,549
Total Bonds and Notes
(cost $24,512,745)		20,930,358
	Principal
Short-Term Investments--3.6%	Amount ($)	Value ($)
U.S. Government Agencies--3.3%
Federal National Mortgage
Association, Notes, 0.10%, 3/16/09	750,000 e	749,908
U.S. Treasury Bills--.3%
0.01%, 2/5/09	65,000 g	65,000
Total Short-Term Investments
(cost $814,910)		814,908

Other Investment--1.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $397,000)	397,000 [h]	397,000
Total Investments (cost $25,724,655)	96.9%	22,142,266
Cash and Receivables (Net)	3.1%	704,926
Net Assets	100.0%	22,847,192

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $3,303,397 or 14.5% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount stated in U.S. Dollars unless otherwise noted. BRL--Brazilian Real MXN--Mexican Peso TRY--Turkish Lira
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	All or partially held by a broker as collateral for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At January 31, 2009 the aggregate cost of investment securities for income tax purposes was $25,724,655. Net unrealized depreciation on investments was $3,586,609 of which $132,443 related to appreciated investment securities and $3,719,052 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2009 (Unaudited)

					Unrealized
		Market Value			Appreciation
		Covered by			(Depreciation)/
	Contracts	Contracts ($)	Expiration		at 1/31/2009 ($)
Financial Futures Long
British Long Gilt	3	510,492	March 2009		5,642
U.S. Treasury Bonds	7	886,922	March 2009		10,879
U.S. Treasury 2 Year Notes	19	4,134,875	March 2009		9,052

Financial Futures Short
U.S. Treasury 5 Year Notes	15	(1,772,578)	March 2009		21,491
U.S. Treasury 10 Year Notes	19	(2,330,766)	March 2009		29,861
					76,925

STATEMENT OF OPTIONS WRITTEN
January 31, 2009 (Unaudited)

			Face Amount
			Covered by
			Contracts ($)		Value ($)
Call Options:
U.S. Treasury 5 Year Notes
February 2009 @ 120			400,000	a	(469)
U.S. Treasury 5 Year Notes
February 2009 @ 2.34			435,000	a	(558)
Federal National Mortgage Association,
March 2009 @ 101.09			430,000	a,b	(3,816)
Federal National Mortgage Association,
March 2009 @ 100.87			423,000	a,b	(4,135)
Put Options:
U.S. Treasury 5 Year Notes
February 2009 @ 120			400,000	a	(7,781)
U.S. Treasury 5 Year Notes

February 2009 @ 2.34	435,000	a	(3,293)
Federal National Mortgage Association,
March 2009 @ 101.09	430,000	a,b	(7,041)
Federal National Mortgage Association,
March 2009 @ 100.87	423,000	a,b	(6,381)
(Premiums received $29,254)			(33,474)

BBA--British Bankers Association LIBOR--London Interbank Bank Offered Rate USD--US Dollar

a	Non-income producing security.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At Januaruy 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 1/31/2009 ($)
Sales:
Brazilian Real, expiring 2/20/2009	121,000	51,369	51,824	(455)
British Pound, expiring 2/20/2009	30,000	45,518	43,462	2,056
Turkish Lira, expiring 4/24/2009	685,000	500,867	406,164	94,703
Turkish Lira, expiring 6/30/2009	1,110,000	659,378	645,644	13,734
Total				110,038

								Unrealized
					Implied Credit	Market Value	Upfront Premiums Paid
Notional		Reference		(Pay) /Receive	Spread (%)	($)	(Received) ($)	Appreciation
Amount ($)	Reference Obligation	Counterparty	Fixed Rate (%)	Expriration				(Depreciation) ($)
100,000	Rite Aid, 7.7%, 2/15/2027	J.P. Morgan Chase	3.55	9/20/2010	67.40	(55,904)	0	(55,904)
110,000	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Deutsche Bank	(1.60)	3/20/2012				7,061
40,000	R.R. Donnelley & Sons, 4.95%, 4/1/2014	J.P. Morgan Chase	(1.70)	12/20/2011				2,260
								(46,583)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	397,000	43,451
Level 2 - Other Significant Observable Inputs	21,574,793	63,455
Level 3 - Significant Unobservable Inputs	170,473	0
Total	22,142,266	106,906

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities ($)
Balance as of 10/31/2008	0
Realized gain (loss)	0
Change in unrealized appreciation	0
Net purchases (sales)	0
Transfers in and/or out of Level 3	170,473
Balance as of 1/31/2009	170,473

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.1%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.2%
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000	156,964
General Dynamics,
Gtd. Notes	4.25	5/15/13	125,000	123,860
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000	452,878
Northrop Grumman,
Gtd. Debs.	7.75	3/1/16	540,000	611,520
Raytheon,
Sr. Unscd. Notes	4.85	1/15/11	125,000	126,001
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	160,352
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	500,000	505,279
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	50,818
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000	60,499
				2,248,171
Agriculture--.2%
Altria Group,
Gtd. Notes	9.70	11/10/18	650,000	712,442
Archer Daniels,
Sr. Unscd. Notes	5.45	3/15/18	130,000	129,393
Philip Morris International,
Sr. Unscd Notes	5.65	5/16/18	760,000	761,831
Reynolds American,
Sr. Scd. Notes	7.63	6/1/16	170,000	148,528
				1,752,194
Asset-Backed Ctfs./Auto Receivables--.1%

Chase Manhattan Auto Owner Trust,
Ser. 2006-A, Cl. A4	5.36	1/15/13	90,000	90,481
Honda Auto Receivables Owner
Trust, Ser. 2006-1, Cl. A3	5.07	2/18/10	10,086	10,092
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	700,000	703,605
				804,178
Asset-Backed Ctfs./Credit Cards--.1%
Bank One Issuance Trust,
Ser. 2004-A1, Cl. A1	3.45	10/17/11	950,000	950,308
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000	106,526
Citibank Credit Card Issuance
Trust, Ser. 2005-A4, Cl. A4	4.40	6/20/14	500,000	481,461
				1,538,295
Asset-Backed Ctfs./Home Equity Loans--.1%
Centex Home Equity,
Ser. 2005-C, Cl. AF5	5.05	6/25/35	200,000 a	142,660
Countrywide Asset-Backed
Certificates, Ser. 2006-11,
Cl. 1AF4	6.30	9/25/46	1,030,000 a	337,654
CPL Transition Funding,
Ser. 2002-1, Cl. A4	5.96	7/15/15	550,000	577,924
				1,058,238
Automobile Manufacturers--.1%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	225,000	215,762
Daimler Finance North America,
Gtd. Notes	7.30	1/15/12	400,000	392,142
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	180,243
				788,147
Banks--2.9%
Abbey National,
Sub. Debs.	7.95	10/26/29	350,000	291,525
BAC Capital Trust XI,
Bank Gtd. Cap. Secs.	6.63	5/23/36	125,000	93,945

Bank of America,
Gtd. Notes	3.13	6/15/12	3,000,000	3,069,117
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000	327,190
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	275,000	262,236
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	516,885
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	965,000	875,497
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	750,000	685,340
Bank of America,
Sub. Notes	7.80	2/15/10	500,000	504,418
Bank One,
Sub. Notes	5.90	11/15/11	500,000	507,799
BB & T,
Sub. Notes	4.75	10/1/12	325,000	313,814
BB & T,
Sub. Notes	4.90	6/30/17	150,000	132,162
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	810,101
Dresdner Bank,
Sr. Sub. Notes	7.25	9/15/15	145,000	119,657
Fifth Third Bank,
Sr. Notes	4.20	2/23/10	200,000	198,391
First Tennessee Bank,
Sub. Notes	5.65	4/1/16	250,000	163,052
Fleet Financial Group,
Sr. Sub. Notes	7.38	12/1/09	175,000	178,292
Golden West Financial,
Sr. Unscd. Notes	4.75	10/1/12	1,000,000	974,212
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	650,000 b	667,583
HSBC Holdings,
Sub. Notes	6.50	5/2/36	250,000	228,781
HSBC Holdings,

Sub. Notes	6.50	9/15/37	555,000	507,803
HSBC Holdings,
Sub. Notes	7.50	7/15/09	200,000	201,623
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	146,383
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	73,247
KFW,
Gov't Gtd. Notes	3.25	3/30/09	1,250,000	1,253,255
KFW,
Govt Gtd. Bonds	4.00	10/15/13	1,400,000	1,474,238
KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000 b	1,265,195
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000 b	1,333,463
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000	672,938
KFW,
Gov't Gtd. Notes	8.00	2/15/10	35,000	36,786
Korea Development Bank,
Sr. Unscd. Notes	5.50	11/13/12	350,000	318,087
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000	181,114
National City Bank,
Sr. Unscd. Notes	4.50	3/15/10	1,275,000	1,271,725
NationsBank,
Sub. Notes	7.80	9/15/16	235,000 b	221,535
NB Capital Trust IV,
Bank Gtd. Cap. Secs.	8.25	4/15/27	55,000	42,880
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000 b	1,645,318
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	206,136
Royal Bank of Scotland Group,
Sr. Sub. Notes	6.38	2/1/11	410,000	382,781
Royal Bank of Scotland Group,
Jr. Sub. Bonds	7.65	8/29/49	550,000 a	159,582

Royal Bank of Scotland,
Sr. Sub. Notes	5.00	10/1/14	175,000	147,714
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	150,000 b	150,606
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	442,007
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	500,000 a	484,633
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	171,648
Suntrust Capital VIII,
Bank Gtd. Secs.	6.10	12/15/36	335,000 a	223,578
U.S. Bank,
Sub. Notes	4.95	10/30/14	45,000	44,485
U.S. Bank,
Sub. Notes	6.38	8/1/11	100,000	104,242
UBS,
Sr. Sub. Notes	5.88	7/15/16	75,000	67,133
UBS,
Sr. Unscd. Notes	5.88	12/20/17	760,000	680,483
Union Planters,
Sr. Unscd. Notes	4.38	12/1/10	400,000	387,940
Wachovia Bank,
Sub. Notes	5.00	8/15/15	250,000	229,237
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	406,891
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	178,386
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	1,140,000	1,118,668
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	420,000	429,575
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	846,989
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	467,859
Zions Bancorporation,

Sub. Notes	6.00	9/15/15	250,000	185,404
				29,081,564
Building & Construction--.1%
CRH America,
Gtd. Notes	5.30	10/15/13	500,000	383,346
Masco,
Sr. Unscd. Bonds	4.80	6/15/15	375,000	259,654
				643,000
Chemicals--.2%
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	500,000	497,084
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	6.00	7/15/18	560,000	575,619
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000	134,155
Potash of Saskatchewan,
Sr. Unscd. Notes	7.75	5/31/11	200,000	208,172
Praxair,
Sr. Unscd. Notes	6.38	4/1/12	100,000	105,421
Rohm & Haas,
Sr. Unscd. Notes	7.85	7/15/29	430,000	376,718
				1,897,169
Commercial & Professional Services--.1%
R.R. Donnelley & Sons,
Sr. Unscd. Notes	4.95	5/15/10	750,000	707,304

Commercial Mortgage Pass-Through Ctfs.--3.2%
Asset Securitization,
Ser. 1995-D1, Cl. A2	7.59	7/11/27	12,391	12,476
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000	819,646
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000	692,285
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	300,000 a	208,447
Banc of America Commercial
Mortgage, Ser. 2000-2, Cl. A2	7.20	9/15/32	589,320 a	592,272

Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	350,000 a	315,542
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	400,000	367,669
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000	751,917
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.72	9/11/38	850,000 a	703,438
Bear Stearns Commercial Mortgage
Securities, Ser. 2002-TOP6,
Cl. A2	6.46	10/15/36	175,000	172,334
Bear Stearns Commercial Mortgage
Securities, Ser. 2001-TOP2,
Cl. A2	6.48	2/15/35	230,000	228,538
Bear Stearns Commercial Mortgage
Securities, Ser. 1999-WF2,
Cl. A2	7.08	7/15/31	124,948	124,947
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	398,874	402,090
Chase Commercial Mortgage
Securities, Ser. 2000-2, Cl. A2	7.63	7/15/32	250,000	252,852
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.72	3/15/49	225,000 a	163,771
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.10	12/10/49	1,100,000 a	773,553
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.23	7/15/44	1,900,000 a	1,603,814
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.36	1/15/46	85,000 a	66,354
Commercial Mortgage Pass-Through
Certificates, Ser. 2005-LP5,

Cl. A2	4.63	5/10/43	1,450,351	1,389,235
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C3,
Cl. A3	5.83	6/15/38	1,500,000 a	1,123,998
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A5	5.11	7/15/36	1,245,000 a	1,097,195
CS First Boston Mortgage
Securities, Ser. 2002-CKP1,
Cl. A3	6.44	12/15/35	675,000	668,062
CS First Boston Mortgage
Securities, Ser. 2001-CK3,
Cl. A4	6.53	6/15/34	375,000	372,666
CS First Boston Mortgage
Securities, Ser. 1999-C1,
Cl. A2	7.29	9/15/41	536,767	538,927
CS First Boston Mortgage
Securities, Ser. 2000-C1,
Cl. A2	7.55	4/15/62	249,444	251,719
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.82	5/15/46	1,000,000 a	667,267
DLJ Commercial Mortgage,
Ser. 2000-CKP1, Cl. A1B	7.18	11/10/33	431,302	435,714
GE Capital Commercial Mortgage,
Ser. 2002-1A, Cl. A3	6.27	12/10/35	1,250,000	1,203,828
Greenwich Capital Commercial
Funding, Ser. 2005-GG5, Cl. A5	5.22	4/10/37	1,000,000 a	847,186
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	775,000	666,703
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.80	8/10/45	1,000,000 a	600,740
Heller Financial Commercial
Mortgage Asset, Ser. 1999-PH1,
Cl. A2	6.85	5/15/31	29,163 a	29,096
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000	840,391

J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000 a	481,470
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.11	7/15/41	150,000	131,611
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000	725,912
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000	215,669
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000	167,802
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000 a	350,671
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000 a	634,077
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C2, Cl. A2	7.32	10/15/32	135,554	135,895
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	475,000	423,924
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	700,000 a	591,171
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000	243,545
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000 a	236,798
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000	741,334
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C3, Cl. A2	7.95	5/15/25	1,051,172 a	1,067,814
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000 a	457,414

Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.24	11/12/37	375,000 a	314,982
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.83	6/12/50	1,000,000 a	649,773
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.75	6/12/50	1,200,000 a	669,388
Morgan Stanley Capital I,
Ser. 2004-T13, Cl. A4	4.66	9/13/45	1,000,000	866,585
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000 a	879,724
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000 a	358,572
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A2	4.92	3/12/35	500,000	459,594
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP1, Cl. A4	6.66	2/15/33	111,992	112,577
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000 a	666,712
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000 a	698,088
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000	89,555
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.76	7/15/45	1,150,000 a	851,608
				32,206,937
Consumer Products--.1%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	213,598
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	125,000	135,334
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	297,663
Procter & Gamble,
Sr. Unscd. Notes	6.88	9/15/09	750,000	777,342
				1,423,937
Diversified Financial Services--4.4%

AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/18	250,000	246,172
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-5	5.31	7/1/20	45,000	42,549
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	659,363
American Express,
Sr. Unscd. Notes	7.00	3/19/18	1,000,000	995,711
American General Finance,
Sr. Unscd. Notes	6.90	12/15/17	900,000	404,084
BA Master Credit Card Trust,
Asset Backed Notes, Ser. 99-J	7.00	2/15/12	875,000	887,912
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	95,393
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	456,488
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	544,041
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	287,879
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000 b	182,045
Capital One Capital III,
Gtd. Cap. Secs.	7.69	8/15/36	200,000	100,602
CIT Group Funding,
Gtd. Notes	4.65	7/1/10	1,375,000 a	1,216,989
Citigroup Capital XXI,
Gtd. Bonds	8.30	12/21/77	835,000 a	433,657
Citigroup,
Sub. Notes	5.00	9/15/14	730,000	591,223
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	1,075,000	1,023,446
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	885,000	801,785
Citigroup,

Sub. Notes	6.13	8/25/36	575,000	406,418
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	82,057
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	629,927
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	750,000	731,173
Countrywide Home Loans,
Gtd. Notes	4.13	9/15/09	200,000	198,768
Credit Suisse USA,
Gtd. Notes	5.38	3/2/16	200,000 b	186,280
Credit Suisse USA,
Gtd. Notes	5.50	8/15/13	1,000,000 b	991,797
Credit Suisse USA,
Gtd. Notes	6.50	1/15/12	1,300,000	1,342,593
General Electric Capital,
Gtd. Notes	2.20	6/8/12	3,000,000	2,977,695
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000 b	344,111
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	650,000	648,718
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	1,000,000	922,354
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	135,000	124,711
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	500,000	398,858
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,445,000	1,298,366
General Electric Capital,
Sr. Unscd. Debs.	8.30	9/20/09	15,000	15,454
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000 b	236,302
Goldman Sachs Group,
Sr. Unscd. Notes	5.95	1/18/18	15,000	13,545
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	396,561

Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	621,985
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	176,085
Goldman Sachs Group,
Sr. Unscd. Notes	6.60	1/15/12	2,725,000	2,729,022
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	630,000	480,158
Goldman Sachs Group,
Sr. Unscd. Notes	7.35	10/1/09	100,000	100,159
Household Finance,
Sr. Unscd. Notes	4.75	7/15/13	700,000 b	650,610
Household Finance,
Sr. Unscd. Notes	8.00	7/15/10	630,000	646,657
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	325,000	298,902
International Lease Finance,
Sr. Unscd. Notes	4.75	1/13/12	250,000	184,920
International Lease Finance,
Sr. Unscd. Notes	5.00	4/15/10	1,200,000	1,045,115
International Lease Finance,
Sr. Unscd. Notes	5.65	6/1/14	350,000	244,768
J.P. Morgan Chase Capital XX,
Gtd. Notes, Ser. T	6.55	9/29/36	50,000	37,968
Janus Capital Group,
Sr. Unscd. Notes	6.25	6/15/12	75,000	57,112
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	115,382
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	23,465
JP Morgan Chase XVII,
Gtd. Debs., Ser. Q	5.85	8/1/35	310,000	221,447
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	2,500,000 b	2,573,462
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,435,681
JPMorgan Chase & Co.,

Sub. Notes	5.15	10/1/15	250,000	233,100
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	1,000,000	1,034,188
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	523,060
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.05	8/15/12	1,235,000	1,201,698
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000	484,996
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	65,000	60,866
Merrill Lynch & Co.,
Notes	6.88	4/25/18	1,450,000	1,398,274
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000	144,508
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	1,317,382
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000	933,825
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000	151,446
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	270,459
National Rural Utilities
Cooperative Finance, Coll.
Trust Notes	4.38	10/1/10	600,000	604,708
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,053,338
SLM,
Sr. Unscd. Notes, Ser. A	5.00	10/1/13	100,000	76,177
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	321,836
Toyota Motor Credit,
Sr. Unscd. Notes	4.35	12/15/10	150,000 b	151,240
				43,519,026
Diversified Metals & Mining--.4%

Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	277,031
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	420,749
Alcoa,
Sr. Unscd. Notes	6.00	1/15/12	250,000	226,403
BHP Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,117,597
Freeport-McMoran C&G,
Sr. Unscd. Notes	8.38	4/1/17	895,000	743,877
Inco,
Unsub. Bonds	7.20	9/15/32	100,000	72,190
Noranda,
Notes	5.50	6/15/17	165,000	118,185
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	120,000	100,907
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	491,749
				3,568,688
Electric Utilities--1.3%
Cincinnati Gas & Electric,
Sr. Unscd. Bonds	5.70	9/15/12	185,000	181,523
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000	131,074
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000	154,696
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000	627,240
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000	199,902
Constellation Energy Group,
Sr. Unscd. Notes	7.00	4/1/12	225,000	216,461
Constellation Energy Group,
Sr. Unscd. Notes	7.60	4/1/32	250,000	213,930
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000	193,198
Dominion Resources,

Sr. Unscd. Notes, Ser. C	5.15	7/15/15	175,000	165,181
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000	89,729
Duke Energy Carolinas,
First Mortgage Bonds	6.00	1/15/38	710,000	723,447
Duke Energy Carolinas,
Sr. Unscd. Notes	6.25	1/15/12	75,000	78,716
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	600,000	506,737
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	135,000	134,716
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	460,000	429,863
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	250,000	250,715
Florida Power & Light,
First Mortgage Debs.	5.65	2/1/35	25,000	25,160
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	200,000	283,224
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	30,636
MidAmerican Energy Holdings,
Sr. Unscd. Notes	5.88	10/1/12	950,000	981,024
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	550,000	516,946
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	111,898
NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	95,079
Ohio Power,
Sr. Unscd. Notes, Ser. F	5.50	2/15/13	1,500,000	1,497,987
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	163,480
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	233,632
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	100,951

Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	476,941
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	335,000	321,328
PPL Electric Utilities,
Sr. Scd. Bonds	6.25	8/15/09	300,000 b	301,342
Progress Energy,
Sr. Unscd. Notes	7.10	3/1/11	500,000	515,664
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	492,649
Public Service Company of
Colorado, First Mortgage
Bonds, Ser. 10	7.88	10/1/12	350,000	393,967
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000	195,122
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	205,304
Southern California Edison,
First Mortgage Bonds, Ser. 08-A	5.95	2/1/38	70,000	72,437
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000 b	470,263
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000	102,028
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	300,000	272,889
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000	138,142
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000	498,010
				12,793,231
Food & Beverages--.9%
Anheuser-Busch Cos.,
Sr. Unscd. Bonds	5.00	1/15/15	1,000,000	896,320
Anheuser-Busch Cos.,
Sr. Unscd. Notes	5.50	1/15/18	145,000	128,807
Bottling Group,
Gtd. Notes	4.63	11/15/12	350,000	352,217

Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.70	10/15/36	250,000	240,697
Coca-Cola Enterprises,
Sr. Unscd. Debs.	6.95	11/15/26	175,000	170,539
Coca-Cola Enterprises,
Sr. Unscd. Debs.	8.50	2/1/22	100,000	115,784
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	342,471
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	718,750
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	121,296
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	125,000	131,308
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	87,153
Hershey,
Sr. Unscd. Notes	5.30	9/1/11	750,000 b	762,121
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	35,517
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	401,122
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	775,000	791,634
Kraft Foods,
Sr. Unscd. Notes	6.25	6/1/12	225,000	237,856
Kroger,
Gtd. Notes	7.25	6/1/09	550,000	555,454
Kroger,
Gtd. Notes	7.50	4/1/31	100,000	110,078
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000	708,274
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,242,371
Safeway,
Sr. Unscd. Notes	4.95	8/16/10	125,000	126,324
Safeway,

Sr. Unscd. Notes	5.80	8/15/12	210,000	215,764
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	300,000	306,420
SYSCO,
Sr. Unscd. Notes	5.38	9/21/35	350,000	314,445
				9,112,722
Foreign/Governmental--2.5%
Asian Development Bank,
Sr. Unsub. Notes	4.50	9/4/12	750,000	796,405
European Investment Bank,
Sr. Unscd. Notes	3.25	2/15/11	2,000,000	2,060,440
European Investment Bank,
Sr. Unscd. Notes	4.63	5/15/14	500,000 b	535,925
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000	376,889
European Investment Bank,
Sr. Unscd. Bonds	4.88	1/17/17	850,000	921,357
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	250,000	274,948
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,258,650
Federal Republic of Brazil,
Unscd. Bonds	10.13	5/15/27	500,000	655,000
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000	552,588
Inter-American Development Bank,
Sr. Unscd. Notes	4.38	9/20/12	1,530,000	1,643,254
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000	163,259
International Bank for
Reconstruction & Development,
Notes	5.00	4/1/16	700,000	768,596
International Bank for
Reconstruction & Development,
Unsub. Bonds	7.63	1/19/23	250,000	329,017
Malaysia Government,
Sr. Unscd. Notes	8.75	6/1/09	330,000	335,944

Province of British Columbia
Canada, Bonds, Ser. USD-2	6.50	1/15/26	25,000	30,873
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000	14,200
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000	656,073
Province of Ontario Canada,
Sr. Unscd. Bonds	3.63	10/21/09	1,200,000	1,214,995
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000 b	1,058,426
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000	720,468
Province of Quebec Canada,
Bonds	5.13	11/14/16	125,000	130,747
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PA	5.75	2/15/09	175,000	175,051
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000	243,950
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	250,000	311,788
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000	597,627
Republic of Chile,
Sr. Unscd. Bonds	5.50	1/15/13	625,000	658,625
Republic of Finland,
Bonds	6.95	2/15/26	25,000	33,147
Republic of Hungary,
Unsub. Notes	4.75	2/3/15	125,000	107,367
Republic of Italy,
Sr. Unscd. Notes	4.50	1/21/15	50,000	48,425
Republic of Italy,
Sr. Unscd. Notes	5.25	9/20/16	155,000	161,725
Republic of Italy,
Sr. Unscd. Notes	5.38	6/15/33	550,000	544,215
Republic of Italy,
Sr. Unscd. Notes	6.00	2/22/11	1,725,000	1,837,435
Republic of Italy,

Sr. Unscd. Notes	6.88	9/27/23	610,000	661,285
Republic of Korea,
Unscd. Notes	4.88	9/22/14	200,000 b	196,734
Republic of Peru,
Sr. Unscd. Bonds	6.55	3/14/37	540,000 b	483,300
Republic of Poland,
Sr. Unscd. Notes	5.25	1/15/14	250,000	245,170
Republic of South Africa,
Sr. Unscd. Notes	6.50	6/2/14	170,000 b	167,450
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	791,000 b	772,807
United Mexican States,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	640,000	606,400
United Mexican States,
Notes	9.88	2/1/10	1,525,000	1,650,812
				25,001,367
Health Care--.9%
Abbott Laboratories,
Sr. Unscd. Notes	5.88	5/15/16	170,000	183,650
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000	264,728
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000	418,317
Astrazeneca,
Sr. Unscd. Notes	6.45	9/15/37	520,000	575,230
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000	434,967
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000	601,178
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000	221,898
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	500,000	516,914
GlaxoSmithKline Capital,
Gtd. Notes	5.65	5/15/18	740,000	794,341
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000	162,024

Johnson & Johnson,
Unscd. Notes	5.95	8/15/37	470,000	519,487
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000	161,138
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000	446,209
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000	41,711
Schering-Plough,
Sr. Unscd. Notes	5.55	12/1/13	1,000,000 a	1,035,065
Schering-Plough,
Sr. Unscd. Bonds	6.75	12/1/33	80,000 a	80,442
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000	80,178
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000	286,681
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000	741,124
WellPoint,
Sr. Unscd. Bonds	5.25	1/15/16	375,000	344,545
WellPoint,
Sr. Unscd. Notes	6.80	8/1/12	300,000	294,674
Wellpoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000	61,942
Wyeth,
Sr. Unscd. Notes	5.50	2/1/14	150,000	156,602
Wyeth,
Sr. Unscd. Notes	5.95	4/1/37	200,000	214,144
Wyeth,
Sr. Unscd. Notes	6.50	2/1/34	200,000	215,444
				8,852,633
Industrial--.0%
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	1/2/18	186,820	151,325
Mohawk Industries,
Sr. Unscd. Notes	6.13	1/15/16	70,000	55,559

US Steel,
Sr. Unscd. Notes	5.65	6/1/13	250,000	202,770
USA Waste Services,
Sr. Unscd. Notes	7.00	7/15/28	150,000	122,614
				532,268
Machinery--.1%
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000	339,118
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000	132,021
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000	841,589
				1,312,728
Manufacturing--.4%
3M,
Notes	5.70	3/15/37	750,000	739,095
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000	499,527
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000	947,914
Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000	1,300,686
Honeywell International,
Sr. Unscd. Notes	6.13	11/1/11	175,000	182,999
Tyco International Finance,
Gtd. Bonds	6.88	1/15/21	235,000	198,228
				3,868,449
Media--.7%
AOL Time Warner,
Gtd. Notes	6.88	5/1/12	250,000	251,314
AOL Time Warner,
Gtd. Notes	7.63	4/15/31	300,000	289,765
AT & T Broadband,
Gtd. Notes	9.46	11/15/22	304,000	344,217
CBS,
Gtd. Debs.	7.88	7/30/30	80,000	52,857
Comcast Cable Communications,

Gtd. Notes	6.75	1/30/11	600,000	615,111
Comcast Cable Communications,
Gtd. Notes	7.13	6/15/13	300,000 b	311,166
Comcast,
Gtd. Notes	6.45	3/15/37	200,000	192,394
Comcast,
Gtd. Notes	6.95	8/15/37	365,000	374,035
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000	400,738
COX Communications,
Unscd. Notes	7.13	10/1/12	275,000	271,344
News America Holdings,
Gtd. Debs.	7.75	12/1/45	100,000	101,829
News America Holdings,
Gtd. Debs.	8.25	8/10/18	150,000	147,370
News America,
Gtd. Notes	6.20	12/15/34	250,000	233,370
News America,
Gtd. Notes	6.65	11/15/37	360,000	335,833
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	742,971
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	334,686
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	516,348
Time Warner,
Gtd. Debs.	6.50	11/15/36	200,000	178,385
Time Warner,
Gtd. Debs.	6.95	1/15/28	325,000	300,190
Viacom,
Gtd. Notes	5.50	5/15/33	250,000	138,064
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	173,382
Walt Disney,
Sr. Unscd. Notes, Ser. B	6.38	3/1/12	100,000	107,785
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	175,815

Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	112,913
				6,701,882
Oil & Gas--1.3%
Amerada Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	162,727
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	300,000	301,600
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	316,221
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	116,085
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	374,666
Canadian National Resources,
Sr. Unscd. Notes	6.25	3/15/38	80,000	60,128
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	314,723
Conoco,
Sr. Unscd. Notes	6.95	4/15/29	125,000	136,843
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	490,262
ConocoPhillips,
Sr. Unscd. Notes	8.75	5/25/10	200,000	213,295
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	292,193
EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	511,473
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	375,000	317,986
Enterprise Products Operating,
Gtd. Notes, Ser. B	5.60	10/15/14	995,000	928,207
Enterprise Products Operating,
Gtd. Bonds	6.30	9/15/17	75,000	69,289
Exxon Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	19,053
Kerr-McGee,

Gtd. Notes	6.95	7/1/24	600,000	478,498
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	75,000	71,205
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	336,200
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	266,810
Nexen,
Sr. Unscd. Notes	5.20	3/10/15	150,000	129,572
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	87,799
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	490,350
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	48,323
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	171,406
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	60,000	47,916
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	413,816
Pemex Project Funding Master
Trust, Gtd. Notes	7.88	2/1/09	244,000 a	244,000
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	549,237
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	397,620
Plains All America Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	434,291
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	500,000	514,012
Shell International Finance,
Gtd. Notes	5.63	6/27/11	500,000	537,345
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	524,208
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	223,929

Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	673,496
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	135,469
Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000 b	331,500
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	62,289
Texas Eastern Transmission,
Sr. Unscd. Notes	7.30	12/1/10	140,000	141,899
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	160,734
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	62,400
Transocean,
Sr. Unscd. Notes	7.50	4/15/31	150,000	133,678
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	115,000	85,621
Valero Energy,
Sr. Unscd. Notes	7.50	4/15/32	170,000	139,615
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	800,000	738,614
				13,256,603
Paper & Forest Products--.0%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	200,000 b	189,293
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	400,000	280,543
				469,836
Property & Casualty Insurance--.7%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	332,824
Aetna,
Gtd. Debs.	7.63	8/15/26	50,000	47,535
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	121,625
Allstate,

Sr. Unscd. Notes	5.55	5/9/35	175,000	142,882
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	354,016
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	432,947
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	713,856
American International Group,
Jr. Sub. Bonds	6.25	3/15/37	85,000	27,556
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	70,000	44,102
AXA,
Sub. Bonds	8.60	12/15/30	165,000	125,572
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	200,000	199,672
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	72,501
GE Global Insurance Holdings,
Sr. Unscd. Notes	7.00	2/15/26	150,000	130,223
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000 b	475,648
Marsh & McLennan Cos.,
Sr. Unscd. Bonds	5.88	8/1/33	275,000	183,598
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000	217,301
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	260,000	261,466
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	200,000	183,120
Nationwide Financial Services,
Sr. Unscd. Notes	6.25	11/15/11	350,000	325,764
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	138,072
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	85,590
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	302,471

Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	207,034
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000 b	943,333
Torchmark,
Sr. Unscd. Debs.	8.25	8/15/09	150,000	149,839
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	247,884
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000	231,799
				6,698,230
Real Estate Investment Trusts--.2%
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	368,064
Brandywine Operating Partnership,
Gtd. Notes	5.75	4/1/12	130,000	94,947
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	531,707
ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000 b	76,250
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	69,621
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	137,134
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	150,000	113,007
Simon Property Group,
Sr. Unscd. Notes	6.35	8/28/12	400,000	340,228
				1,730,958
Retail--.8%
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000	522,752
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	100,000	100,220
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000	471,125
Home Depot,

Sr. Unscd. Notes	3.75	9/15/09	1,000,000 b	992,437
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	650,000	591,895
J.C. Penney,
Sr. Unscd. Notes	8.00	3/1/10	350,000	349,139
Macy's Retail Holdings,
Gtd. Notes	6.70	7/15/34	200,000	116,250
Macy's Retail Holdings,
Gtd. Debs.	7.00	2/15/28	200,000	114,252
Macy's Retail Holdings,
Gtd. Debs.	7.45	7/15/17	350,000	212,577
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,094,788
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	704,462
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	388,693
Target,
Sr. Unscd. Notes	5.88	3/1/12	100,000	105,544
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000	113,933
Target,
Sr. Unscd. Notes	7.00	1/15/38	380,000	363,903
Wal-Mart Stores,
Sr. Unscd. Notes	4.13	2/15/11	75,000	77,586
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	576,318
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	400,000	453,784
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	640,314
				7,989,972
State/Territory General Obligation--.1%
State of Illinois Taxable Pension
Funding, Bonds	5.10	6/1/33	655,000	578,660

Technology--.4%

Electronic Data Systems,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000 a	132,887
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000	581,652
International Business Machines,
Sr. Unscd. Notes	4.38	6/1/09	100,000 b	100,378
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000	637,037
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000	246,649
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000	86,269
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000	374,360
Oracle,
Sr. Unscd. Notes	5.00	1/15/11	1,000,000	1,044,080
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	156,347
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000	545,554
				3,905,213
Telecommunications--1.5%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000	87,305
AT & T Wireless,
Sr. Unscd. Notes	7.88	3/1/11	1,225,000	1,317,830
AT & T Wireless,
Sr. Unscd. Notes	8.13	5/1/12	250,000	272,638
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	400,000	392,006
AT&T,
Gtd. Notes	8.00	11/15/31	470,000 a	559,261
BellSouth Telecommunications,
Unscd. Debs.	6.38	6/1/28	550,000	535,187
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000	101,193
British Telecommunications,

Sr. Unscd. Notes	5.95	1/15/18	580,000	489,263
British Telecommunications,
Sr. Unscd. Notes	9.13	12/15/30	175,000 a	176,991
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000	535,174
Deutsche Telekom International
Finance, Gtd. Bonds	8.50	6/15/10	215,000 a	227,713
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000 a	1,113,470
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	150,000	118,779
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	220,000 a	281,877
GTE,
Gtd. Bonds	6.94	4/15/28	100,000	95,772
KPN,
Sr. Unscd. Notes	8.00	10/1/10	250,000	258,831
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000	271,705
Motorola,
Sr. Unscd. Debs.	7.50	5/15/25	150,000	84,345
New Jersey Bell Telephone,
Sr. Unscd. Bonds	8.00	6/1/22	25,000	25,296
Pacific-Bell,
Gtd. Bonds	7.13	3/15/26	310,000	310,635
Rogers Wireless,
Sr. Scd. Notes	6.38	3/1/14	760,000	740,357
SBC Communications,
Sr. Unscd. Notes	5.10	9/15/14	250,000	250,143
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	775,000	812,326
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	900,000	810,181
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000	85,223
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000	157,977

Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	275,000	303,350
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	200,000 b	211,503
U.S. West Communications,
Sr. Unscd. Debs.	6.88	9/15/33	330,000	229,350
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000	520,626
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	500,000	532,570
Verizon Global Funding,
Sr. Unscd. Notes	7.38	9/1/12	500,000	541,178
Verizon Global Funding,
Sr. Unscd. Notes	7.75	12/1/30	690,000	751,196
Verizon Wireless,
Sr. Unscd. Notes	8.50	11/15/18	850,000 c	976,879
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000 b	541,164
Vodafone Group,
Sr. Unscd. Notes	7.75	2/15/10	580,000	599,776
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	136,900
				15,455,970
Transportation--.2%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	97,814
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000	106,377
Canadian National Railway,
Unscd. Notes	6.90	7/15/28	100,000	103,221
CSX,
Sr. Unscd. Notes	6.15	5/1/37	200,000 b	152,937
Federal Express,
Sr. Unscd. Notes	9.65	6/15/12	225,000	243,299
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	10,000	8,609
Norfolk Southern,

Sr. Unscd. Notes	7.05	5/1/37	50,000	51,215
Norfolk Southern,
Sr. Unscd. Notes	7.80	5/15/27	250,000	248,871
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000	295,630
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000	434,523
United Parcel Service,
Sr. Unscd. Debs.	8.38	4/1/30	10,000 a	11,612
				1,754,108
U.S. Government Agencies--8.6%
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	2,750,000	2,860,110
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	1,050,000	1,165,906
Federal Home Loan Banks,
Bonds, Ser. 455	3.00	4/15/09	5,675,000	5,704,328
Federal Home Loan Banks,
Bonds, Ser. 498	3.88	1/15/10	4,625,000	4,749,195
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	2,800,000	2,933,356
Federal Home Loan Banks,
Bonds, Ser. 616	4.63	2/18/11	1,000,000	1,060,362
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	1,074,289
Federal Home Loan Banks,
Bonds	4.88	11/18/11	3,000,000	3,228,945
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000	2,159,018
Federal Home Loan Banks,
Bonds	5.00	11/17/17	1,000,000	1,090,884
Federal Home Loan Banks,
Bonds	5.13	8/14/13	1,260,000	1,399,832
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000	357,711
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000	341,732

Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000	541,311
Federal Home Loan Mortgage Corp.,
Notes	4.00	12/15/09	2,350,000 d	2,413,058
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000 d	2,142,522
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/13	3,200,000 d	3,399,082
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000 d	1,528,523
Federal Home Loan Mortgage Corp.,
Notes	4.75	1/18/11	1,250,000 d	1,328,283
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	1,000,000 d	1,107,268
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000 d	893,283
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	1,125,000 d	1,222,740
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000 d	819,968
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000 d	715,711
Federal Home Loan Mortgage Corp.,
Notes	5.50	9/15/11	500,000 d	546,259
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	2,500,000 d	2,754,553
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	650,000 d	680,098
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000 d	1,250,301
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000 d	521,278
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	2,500,000 d	2,707,860
Federal National Mortgage
Association, Notes	3.25	2/15/09	875,000 d	875,833
Federal National Mortgage

Association, Notes	3.88	2/15/10	1,025,000 d	1,055,109
Federal National Mortgage
Association, Bonds	4.38	3/15/13	2,605,000 d	2,816,883
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000 d	918,964
Federal National Mortgage
Association, Notes	4.63	10/15/13	1,400,000 d	1,535,444
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000 d	1,643,775
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000 d	223,105
Federal National Mortgage
Association, Notes	5.00	3/15/16	240,000 d	266,273
Federal National Mortgage
Association, Notes	5.00	5/11/17	1,200,000 d	1,303,330
Federal National Mortgage
Association, Notes	5.13	4/15/11	2,500,000 d	2,680,398
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000 d	372,172
Federal National Mortgage
Association, Sub. Notes	5.25	8/1/12	1,000,000 d	1,034,061
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000 d	1,362,808
Federal National Mortgage
Association, Notes	5.38	11/15/11	1,250,000 d	1,359,771
Federal National Mortgage
Association, Notes	5.38	6/12/17	360,000 d	400,582
Federal National Mortgage
Association, Notes	5.50	3/15/11	1,200,000 d	1,297,601
Federal National Mortgage
Association, Bonds	6.00	5/15/11	2,450,000 d	2,671,571
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000 d	1,635,944
Federal National Mortgage
Association, Notes	6.63	11/15/10	3,350,000 d	3,657,222
Federal National Mortgage
Association, Notes	7.25	1/15/10	1,550,000 d	1,645,618

Financing (FICO),
Bonds	8.60	9/26/19	40,000	55,502
Financing (FICO),
Bonds, Ser. E	9.65	11/2/18	510,000	749,943
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	750,000	807,482
Tennessee Valley Authority,
Bonds, Ser. C	6.00	3/15/13	1,750,000	1,963,439
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000	199,084
				85,229,680
U.S. Government Agencies/Mortgage-Backed--37.0%
Federal Home Loan Mortgage Corp.:
5.00%			1,500,000 d,e	1,523,204
5.50%			1,600,000 d,e	1,637,250
6.00%			6,500,000 d,e	6,719,299
3.50%, 6/1/19			44,269 d	43,517
4.00%, 8/1/18 - 9/1/35			1,043,759 d	1,054,098
4.12%, 2/1/35			909,440 a,d	901,549
4.47%, 12/1/34			56,688 a,d	57,207
4.50%, 5/1/10 - 1/1/37			10,744,657 d	10,894,637
4.63%, 2/1/34			968,656 a,d	979,453
4.68%, 8/1/35			645,480 a,d	653,287
4.71%, 6/1/34			60,213 a,d	59,387
4.74%, 4/1/33			35,330 a,d	35,874
4.98%, 6/1/35			24,935 a,d	25,536
5.00%, 12/1/17 - 6/1/38			34,375,803 d	35,049,496
5.03%, 12/1/34			112,566 a,d	113,300
5.14%, 8/1/34			41,761 a,d	42,406
5.18%, 11/1/33			45,438 a,d	46,028
5.32%, 3/1/37			501,716 a,d	514,595
5.48%, 3/1/36			43,749 a,d	45,132
5.50%, 9/1/09 - 8/1/38			39,886,456 d	40,905,211
5.52%, 2/1/37			1,645,915 a,d	1,698,690
5.64%, 10/1/32			35,964 a,d	36,142
5.65%, 4/1/36			968,714 a,d	993,761
5.67%, 8/1/37			335,123 a,d	347,145

6.00%, 12/1/13 - 7/1/38	23,742,418 d	24,547,624
6.20%, 6/1/36	33,652 a,d	34,280
6.50%, 12/1/12 - 11/1/37	6,144,222 d	6,423,743
7.00%, 10/1/11 - 7/1/37	646,132 d	682,029
7.50%, 7/1/10 - 11/1/33	241,401 d	256,828
8.00%, 2/1/17 - 10/1/31	110,120 d	117,039
8.50%, 10/1/18 - 6/1/30	4,343 d	4,671
Federal National Mortgage Association:
5.00%	1,500,000 d,e	1,525,079
5.50%	8,000,000 d,e	8,202,502
3.82%, 6/1/34	518,102 a,d	503,893
4.00%, 9/1/18 - 10/1/20	1,554,490 d	1,571,329
4.03%, 9/1/33	33,947 a,d	34,109
4.10%, 9/1/33	83,651 a,d	83,888
4.30%, 6/1/34	200,011 a,d	202,387
4.33%, 1/1/35	796,116 a,d	768,312
4.50%, 4/1/18 - 1/1/39	11,125,079 d	11,293,582
4.59%, 3/1/34	843,465 a,d	858,418
4.79%, 10/1/34	41,436 a,d	42,110
4.86%, 8/1/35	187,061 a,d	190,291
4.87%, 9/1/35	1,541,928 a,d	1,568,572
4.93%, 5/1/33	39,565 a,d	40,431
4.93%, 11/1/32	41,475 a,d	41,759
5.00%, 5/1/10 - 7/1/38	41,316,694 d	42,154,670
5.05%, 1/1/35	46,484 a,d	47,755
5.08%, 12/1/35	62,280 a,d	62,591
5.10%, 8/1/34	46,792 a,d	48,649
5.20%, 11/1/36	740,913 a,d	744,084
5.23%, 6/1/35	142,999 a,d	147,321
5.27%, 11/1/35	28,654 a,d	29,625
5.46%, 2/1/37	1,280,376 a,d	1,321,216
5.50%, 2/1/14 - 11/1/38	55,159,659 d	56,579,138
5.68%, 3/1/37	266,436 a,d	276,080
5.92%, 11/1/36	88,530 a,d	90,959
5.93%, 2/1/37	23,926 a,d	24,829
5.94%, 12/1/36	139,339 a,d	143,411
6.00%, 6/1/11 - 11/1/38	39,384,348 d	40,683,887

6.50%, 1/1/11 - 12/1/37	11,539,684 d	12,059,999
7.00%, 4/1/11 - 3/1/38	3,236,961 d	3,410,632
7.50%, 8/1/15 - 3/1/32	291,009 d	309,908
8.00%, 2/1/13 - 8/1/30	80,780 d	85,627
8.50%, 9/1/15 - 7/1/30	32,617 d	35,765
9.00%, 4/1/16 - 10/1/30	4,406 d	4,799
Government National Mortgage Association I:
5.00%	1,500,000 e	1,528,828
4.50%, 1/15/19 - 8/15/33	906,802	927,421
5.00%, 1/15/17 - 7/15/38	5,873,600	6,016,838
5.50%, 9/15/20 - 6/15/38	15,799,763	16,226,655
6.00%, 10/15/13 - 8/15/38	13,664,159	14,088,908
6.50%, 2/15/24 - 8/15/38	6,609,218	6,865,593
7.00%, 10/15/11 - 8/15/32	263,726	282,226
7.50%, 9/15/11 - 10/15/32	205,061	217,903
8.00%, 2/15/17 - 3/15/32	55,685	59,395
8.25%, 10/15/26 - 6/15/27	10,860	11,599
8.50%, 10/15/26	18,997	20,424
9.00%, 2/15/22 - 2/15/23	12,835	13,762
Government National Mortgage Association II:
3.50%, 5/20/34	58,092	55,681
6.50%, 2/20/28	2,707	2,840
8.50%, 7/20/25	1,533	1,641
		367,949,739

U.	S. Government Securities--27.3%
U.	S. Treasury Bonds:

4.38%, 2/15/38	1,180,000 b	1,337,826
4.50%, 2/15/36	2,200,000 b	2,494,939
4.50%, 5/15/38	900,000 b	1,045,407
4.75%, 2/15/37	800,000 b	949,875
5.00%, 5/15/37	2,555,000 b	3,149,837
5.25%, 11/15/28	1,440,000 b	1,703,701
5.25%, 2/15/29	1,200,000 b	1,418,813
5.38%, 2/15/31	1,405,000 b	1,705,320
5.50%, 8/15/28	2,000,000 b	2,434,376
6.13%, 11/15/27	1,605,000 b	2,083,743
6.13%, 8/15/29	1,400,000 b	1,834,875

6.25%, 8/15/23	2,610,000 b	3,302,467
6.25%, 5/15/30	2,060,000 b	2,756,538
6.50%, 11/15/26	770,000 b	1,036,372
7.13%, 2/15/23	1,575,000 b	2,128,219
7.25%, 5/15/16	2,300,000 b	2,939,149
7.25%, 8/15/22	870,000	1,182,113
7.63%, 2/15/25	660,000 b	980,513
7.88%, 2/15/21	3,405,000 b	4,771,791
8.00%, 11/15/21	2,670,000 b	3,808,923
8.13%, 8/15/19	2,050,000 b	2,878,969
8.13%, 5/15/21	1,500,000	2,146,875
8.75%, 5/15/17	775,000 b	1,087,059
8.75%, 5/15/20	775,000 b	1,142,035
8.75%, 8/15/20	2,000,000 b	2,953,438
8.88%, 8/15/17	2,725,000 b	3,865,244
8.88%, 2/15/19	1,000,000 b	1,462,657
9.00%, 11/15/18	660,000 b	972,262
12.50%, 8/15/14	40,000	42,481
U.S. Treasury Notes:
0.88%, 12/31/10	17,500,000 b	17,495,905
1.50%, 10/31/10	13,500,000	13,662,432
2.00%, 9/30/10	4,400,000 b	4,493,676
2.13%, 4/30/10	4,675,000 b	4,766,859
2.50%, 3/31/13	2,600,000 b	2,704,003
2.75%, 10/31/13	5,600,000 b	5,852,442
2.88%, 1/31/13	3,495,000 b	3,683,950
3.13%, 9/30/13	3,000,000 b	3,183,282
3.25%, 12/31/09	5,500,000 b	5,637,506
3.38%, 11/30/12	790,000 b	846,967
3.38%, 6/30/13	3,425,000 b	3,683,748
3.38%, 7/31/13	1,200,000 b	1,290,282
3.50%, 5/31/13	2,370,000 b	2,559,602
3.50%, 2/15/18	5,535,000 b	5,834,239
3.63%, 5/15/13	2,700,000 b	2,928,868
3.75%, 11/15/18	1,800,000 b	1,938,947
3.88%, 10/31/12	9,100,000 b	9,890,572
3.88%, 2/15/13	1,150,000 b	1,257,454

3.88%, 5/15/18	2,200,000 b	2,389,752
4.00%, 11/15/12	7,700,000 b	8,429,698
4.00%, 2/15/14	2,700,000 b	2,999,322
4.00%, 2/15/15	300,000 b	333,117
4.13%, 8/31/12	1,200,000 b	1,310,719
4.25%, 9/30/12	800,000	879,250
4.25%, 8/15/13	2,800,000 b	3,131,626
4.25%, 11/15/13	3,921,000	4,398,566
4.25%, 8/15/15	805,000 b	904,430
4.25%, 11/15/17	2,530,000 b	2,814,033
4.38%, 8/15/12	225,000 b	248,379
4.50%, 2/28/11	3,500,000 b	3,760,316
4.50%, 9/30/11	676,000 b	733,302
4.50%, 11/30/11	3,500,000 b	3,813,089
4.50%, 3/31/12	2,950,000 b	3,232,327
4.50%, 11/15/15	3,800,000 b	4,349,222
4.50%, 2/15/16	425,000 b	484,201
4.50%, 5/15/17	1,800,000 b	2,026,688
4.63%, 8/31/11	700,000	761,251
4.63%, 10/31/11	4,300,000 b	4,691,704
4.63%, 11/15/16	2,000,000 b	2,271,876
4.63%, 2/15/17	2,252,000 b	2,557,430
4.75%, 3/31/11	1,800,000 b	1,948,360
4.75%, 5/15/14	2,400,000 b	2,763,564
4.75%, 8/15/17	2,300,000 b	2,637,815
4.88%, 4/30/11	3,800,000 b	4,133,689
4.88%, 5/31/11	3,200,000 b	3,481,002
4.88%, 7/31/11	4,500,000 b	4,916,606
4.88%, 2/15/12	3,600,000 b	3,974,908
4.88%, 8/15/16	2,530,000 b	2,926,104
5.00%, 2/15/11	3,400,000 b	3,690,329
5.00%, 8/15/11	4,125,000 b	4,539,756
5.13%, 5/15/16	1,350,000 b	1,586,145
5.75%, 8/15/10	5,875,000 b	6,337,427
6.00%, 8/15/09	14,650,000 b	15,087,786
6.50%, 2/15/10	5,100,000 b	5,410,983
		271,281,323

Total Bonds and Notes
(cost $961,358,948)		965,712,420

Other Investment--4.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,915,000)	40,915,000 [f]	40,915,000

Investment of Cash Collateral for
Securities Loaned--25.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $252,809,906)	252,809,906 [f]	252,809,906

Total Investments (cost $1,255,083,854)	126.6%	1,259,437,326
Liabilities, Less Cash and Receivables	(26.6%)	(264,449,906)
Net Assets	100.0%	994,987,420

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $240,557,266 and the total market value of the collateral held by the fund is 252,809,906.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, this security amounted to $976,880 or .1% of net assets.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Investment in affiliated money market mutual fund.

At January 31, 2009 , the aggregate cost of investment securities for income tax purposes was $1,255,083,854.

Net unrealized appreciation on investments was $4,353,472 of which $29,519,284 related to appreciated investment securities and $25,165,812 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual a nd semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	293,724,906		0
Level 2 - Other Significant Observable Inputs	965,712,420		0
Level 3 - Significant Unobservable Inputs	0		0
Total	1,259,437,326		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Large Company Stock Fund
January 31, 2009 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)
Consumer Discretionary--9.7%
Autoliv	8,600	158,154
Carnival	8,990	163,528
Darden Restaurants	7,312	191,721
Family Dollar Stores	7,610	211,330
Gap	15,290 a	172,471
Home Depot	14,180	305,295
Mattel	19,150	271,739
McDonald's	8,425	488,819
News, Cl. A	37,790	241,478
OfficeMax	20,970	115,545
Omnicom Group	12,910	334,240
Ross Stores	15,260	448,949
Time Warner	31,440	293,335
		3,396,604
Consumer Staples--12.5%
Coca-Cola Enterprises	11,640	130,717
Colgate-Palmolive	11,320	736,253
CVS Caremark	25,130	675,494
Energizer Holdings	7,170 b	341,507
Estee Lauder, Cl. A	4,420	116,025
Kroger	17,580	395,550
Lorillard	6,010	357,355
Molson Coors Brewing, Cl. B	6,530	262,963
Philip Morris International	18,190	675,759
Wal-Mart Stores	14,200	669,104
		4,360,727
Energy--14.4%
Anadarko Petroleum	6,960	255,710
Chevron	18,980	1,338,470
ConocoPhillips	18,820	894,515

Hess	7,330	407,621
Marathon Oil	16,180	440,581
National Oilwell Varco	9,800 b	259,112
Newfield Exploration	7,220 b	138,552
Occidental Petroleum	10,000	545,500
Williams	13,180	186,497
XTO Energy	15,085	559,503
		5,026,061
Exchange Traded Funds--1.3%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	5,350	443,141
Financial--9.9%
Ameriprise Financial	12,240	246,636
Bank of America	22,050	145,089
Charles Schwab	16,980	230,758
Chubb	16,000	681,280
First Horizon National	27,964 a	266,217
Franklin Resources	4,090	198,038
JPMorgan Chase & Co.	23,710	604,842
KeyCorp	28,340	206,315
MetLife	6,410	184,159
Northern Trust	4,770	274,370
Wells Fargo & Co.	22,070	417,123
		3,454,827
Health Care--17.5%
Aetna	16,380	507,780
Amgen	8,590 b	471,162
Baxter International	13,950	818,168
Cephalon	2,440 a,b	188,319
Covidien	7,412	284,176
Gilead Sciences	7,690 b	390,421
Hospira	6,650 b	165,585
Life Technologies	7,590 b	193,241
McKesson	4,070	179,894
Novartis, ADR	9,170	378,354
Pfizer	63,223	921,791
Schering-Plough	24,050	422,318

St. Jude Medical	8,530 b	310,236
Thermo Fisher Scientific	4,900 b	176,057
Vertex Pharmaceuticals	9,600 b	317,280
Wyeth	9,270	398,332
		6,123,114
Industrial--10.4%
Delta Air Lines	25,440 a,b	175,536
Dover	9,350	264,418
Emerson Electric	5,350	174,945
FedEx	4,310	219,551
Fluor	8,050	313,145
General Electric	36,810	446,505
Goodrich	8,170	315,852
L-3 Communications Holdings	4,670	369,023
Parker Hannifin	8,050	307,591
Raytheon	5,440	275,373
Republic Services	13,001	336,206
Textron	9,190	82,986
Tyco International	17,972	377,771
		3,658,902
Information Technology--15.4%
Accenture, Cl. A	6,640	209,558
Adobe Systems	12,390 b	239,251
Alliance Data Systems	4,100 a,b	170,519
Apple	3,770 b	339,790
Broadcom, Cl. A	14,830 b	235,056
Cisco Systems	46,790 b	700,446
Intel	25,900	334,110
Juniper Networks	16,910 b	239,446
Lam Research	12,910 b	260,911
Microsoft	49,800	851,580
Motorola	40,130	177,776
Nokia, ADR	14,350	176,075
Oracle	31,120 b	523,750
QUALCOMM	18,530	640,212
Visa, Cl. A	6,115	301,775
		5,400,255

Materials--2.0%
Freeport-McMoRan Copper & Gold	4,460	112,124
International Paper	13,270	121,022
Mosaic	6,980	248,977
Pactiv	10,590 b	228,956
		711,079
Telecommunication Services--2.0%
AT & T	29,140	717,427
Utilities--4.8%
American Electric Power	17,970	563,359
PG & E	16,110	622,974
Sempra Energy	11,310	495,830
		1,682,163
Total Common Stocks
(cost $45,411,993)		34,974,300

Investment of Cash Collateral for
Securities Loaned--2.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $803,792)	803,792 [c]	803,792

Total Investments (cost $46,215,785)	102.2%	35,778,092
Liabilities, Less Cash and Receivables	(2.2%)	(761,824)
Net Assets	100.0%	35,016,268

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $735,206 and the total market value of the collateral held by the fund is $803,792.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $46,215,785.

Net unrealized depreciation on investments was $10,437,693 of which $884,696 related to appreciated investment securities and $11,322,389 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	35,778,092		0
Level 2 - Other Significant Observable Inputs	0		0
Level 3 - Significant Unobservable Inputs	0		0
Total	35,778,092		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2009 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)
Closed-End Funds--1.2%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	62,210	5,152,854
Consumer Discretionary--9.8%
Autoliv	110,230	2,027,130
Carnival	114,920 a	2,090,395
Darden Restaurants	93,170 a	2,442,917
Family Dollar Stores	97,520	2,708,130
Gap	194,630	2,195,426
Home Depot	180,860	3,893,916
Mattel	245,130	3,478,395
McDonald's	107,984	6,265,232
News, Cl. A	480,290	3,069,053
OfficeMax	259,670	1,430,782
Omnicom Group	159,350	4,125,571
Ross Stores	187,040 a	5,502,717
Time Warner	400,450	3,736,198
		42,965,862
Consumer Staples--12.3%
Coca-Cola Enterprises	144,110	1,618,355
Colgate-Palmolive	139,830	9,094,543
CVS Caremark	317,030	8,521,766
Energizer Holdings	90,440 b	4,307,657
Estee Lauder, Cl. A	54,560	1,432,200
Kroger	218,580	4,918,050
Lorillard	76,530	4,550,474
Molson Coors Brewing, Cl. B	81,020	3,262,675
Philip Morris International	221,720	8,236,898
Wal-Mart Stores	175,180	8,254,482
		54,197,100
Energy--14.4%

Anadarko Petroleum	86,130	3,164,416
Chevron	241,620	17,039,042
ConocoPhillips	239,480	11,382,484
Hess	92,520	5,145,037
Marathon Oil	204,070	5,556,826
National Oilwell Varco	123,550 b	3,266,662
Newfield Exploration	91,780 b	1,761,258
Occidental Petroleum	126,140	6,880,937
Williams	162,130	2,294,139
XTO Energy	187,197	6,943,137
		63,433,938
Financial--10.0%
Ameriprise Financial	155,780	3,138,967
Bank of America	318,730	2,097,243
Charles Schwab	217,240	2,952,292
Chubb	197,840	8,424,027
First Horizon National	352,152 a	3,352,487
Franklin Resources	51,980	2,516,872
JPMorgan Chase & Co.	301,190	7,683,357
KeyCorp	359,830	2,619,562
MetLife	81,770	2,349,252
Northern Trust	60,580	3,484,562
Wells Fargo & Co.	280,870	5,308,443
		43,927,064
Health Care--17.6%
Aetna	206,700	6,407,700
Amgen	109,280 b	5,994,008
Baxter International	178,720	10,481,928
Cephalon	31,320 a,b	2,417,278
Covidien	93,660	3,590,924
Gilead Sciences	98,620 b	5,006,937
Hospira	85,140 b	2,119,986
Life Technologies	96,830 b	2,465,292
McKesson	51,010	2,254,642
Novartis, ADR	114,850	4,738,711
Pfizer	797,934	11,633,878
Schering-Plough	303,590	5,331,041

St. Jude Medical	106,280 b	3,865,404
Thermo Fisher Scientific	62,700 a,b	2,252,811
Vertex Pharmaceuticals	122,470 a,b	4,047,634
Wyeth	117,900	5,066,163
		77,674,337
Industrial--10.4%
Delta Air Lines	323,120 a,b	2,229,528
Dover	116,890	3,305,649
Emerson Electric	68,410	2,237,007
FedEx	54,840	2,793,550
Fluor	102,600	3,991,140
General Electric	457,320	5,547,292
Goodrich	102,080	3,946,413
L-3 Communications Holdings	57,380	4,534,168
Parker Hannifin	103,200	3,943,272
Raytheon	67,080	3,395,590
Republic Services	162,063	4,190,949
Textron	115,640	1,044,229
Tyco International	221,310	4,651,936
		45,810,723
Information Technology--15.4%
Accenture, Cl. A	84,800	2,676,288
Adobe Systems	154,620 b	2,985,712
Alliance Data Systems	52,060 a,b	2,165,175
Apple	48,320 b	4,355,082
Broadcom, Cl. A	188,460 b	2,987,091
Cisco Systems	588,040 b	8,802,959
Intel	329,000	4,244,100
Juniper Networks	214,610 b	3,038,878
Lam Research	163,000 a,b	3,294,230
Microsoft	619,100	10,586,610
Motorola	504,400	2,234,492
Nokia, ADR	181,020	2,221,115
Oracle	386,670 b	6,507,656
QUALCOMM	237,050	8,190,078
Visa, Cl. A	76,220 a	3,761,457
		68,050,923

Materials--2.0%
Freeport-McMoRan Copper & Gold	55,540	1,396,276
International Paper	165,300	1,507,536
Mosaic	89,240	3,183,191
Pactiv	131,850 b	2,850,597
		8,937,600
Telecommunication Services--2.1%
AT & T	371,330	9,142,145
Utilities--4.2%
American Electric Power	228,280	7,156,578
PG & E	136,270	5,269,561
Sempra Energy	143,330	6,283,587
		18,709,726
Total Common Stocks
(cost $538,677,351)		438,002,272

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,284,000)	3,284,000 [c]	3,284,000
Investment of Cash Collateral for
Securities Loaned--4.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,222,117)	21,222,117 [c]	21,222,117
Total Investments (cost $563,183,468)	104.9%	462,508,389
Liabilities, Less Cash and Receivables	(4.9%)	(21,737,253)
Net Assets	100.0%	440,771,136

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At January 31, 2009, the total market value of the fund's securities on loan is $20,146,626 and the total market value of the collateral held by the fund is $21,222,117.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $563,183,468. Net unrealized depreciation on investments was $100,675,079 of which $18,568,403 related to appreciated investment securities and $119,243,482 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1 - Quoted Prices	462,508,389		0
Level 2 - Other Significant Observable Inputs	0		0
Level 3 - Significant Unobservable Inputs	0		0
Total	462,508,389		0

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 27, 2009

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)